[LOGO] STATE STREET RESEARCH

Large-Cap Value Fund (formerly Argo Fund)
--------------------------------------------------------------------------------
                         Semiannual Report to Shareholders
                         December 31, 2000

In this Report   Investment
                 Update

                                    [GRAPHIC]

                         plus
                            The Fund at a Glance
                            Fund Portfolio and Financials

--------------------------------------------------------------------------------

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman
Higher & higher.

For nearly a decade, the U.S. stock market soared. Then along came 2000--a year of heightened volatility, economic uncertainty and disappointing returns. However, if your portfolio was diversified, chances are that parts of it gained ground. Many utility, healthcare and financial stocks soared 30% or more. Long-term U.S. Treasury bonds had one of their strongest years ever.

[PHOTO]
Richard S. Davis

The lesson, of course, is that diversification is still one of the most sensible principles of successful investing. A diversified portfolio can help you weather years of volatility without giving up the potential to reach your long-term investment goals.

Where can you turn to get help with diversification? Talk to your financial professional. He or she can help you choose funds to complement your investment in State Street Research Large-Cap Value Fund. In a volatile market, professional advice is more important than ever.

Sincerely,


/s/ Richard S. Davis

Richard S. "Dick" Davis
Chairman
December 31, 2000

[GRAPHIC]
6 Month Review

                            How State Street Research
                         Large-Cap Value Fund Performed

State Street Research Large-Cap Value Fund delivered attractive returns in a difficult period for most stocks. The fund returned 15.21% for the six-month period ended December 31, 2000.(1) That was better than the Russell 1000 Value Index, which returned 11.74% over the same period.(2) The fund also outperformed the Lipper Large-Cap Value Funds Average, which returned 3.15% for the period.(3)

Reasons for the Fund's Performance

As the second half of 2000 progressed, it became apparent that business activity was slowing more rapidly than previously thought. Large-cap value stocks outperformed growth stocks for the first time in over a year as investors shifted capital to companies exhibiting earnings stability, including those in the healthcare and electric utility industries. As these stocks appreciated, we reduced our holdings. We also lowered our stake in the energy sector as those stocks appeared to be discounting a good fundamental operating environment.

The fund's investments in the telecommunications and technology industries were disappointing. However, as stock prices came down, valuations relative to future earnings prospects became more compelling and we began to add to investments in these areas in the fourth quarter.

Looking Ahead

We expect to see a slowdown in business activity in 2001. As a result, this year's earnings may not compare favorably to earnings reported one year ago. Yet the beneficial effects of lower interest rates should offset this, and we see the potential for moderate positive stock market returns in the year ahead. We will continue to emphasize the consumer discretionary, commercial services, chemicals and communications services sectors in the fund. |_|

Class A Shares(1)

     15.21% [UP ARROW]

"Our disciplined
process combines
price-driven
screening with
rigorous fundamental
analysis and
attention to
risk control."

[PHOTO]
Peter Zuger
Portfolio Manager,
State Street Research
Large-Cap Value Fund

Russell 1000
Value Index(1)

    11.74% [UP ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it's possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Large-Cap Value Fund

[GRAPHIC] The Fund at a Glance as of 12/31/00

State Street Research Large-Cap Value Fund invests in large-cap value stocks.

Burlington Resources

The stock was a strong performer during the period because it benefited from the recovery in natural gas.

 [GRAPHIC]

   Hits
     &
  Misses

 [GRAPHIC]

AT&T

The stock was a disappointment because long distance revenues experienced unexpectedly severe competitive pressure. However, we added to our investment on the belief that the company's break-up value could be higher than its value as a going concern.

Total Net Assets: $120 million

--------------------------------------------------------------------------------

Top 10 Holdings

     Issuer/Security          % of fund assets

  1  XL Capital                           2.6%

  2  Citigroup                            2.6%

  3  SunTrust Banks                       2.5%

  4  Morgan Stanley Dean Witter           2.4%

  5  Unocal                               2.4%

  6  Cendant                              2.4%

  7  Exxon Mobil                          2.4%

  8  Verizon Communications               2.4%

  9  Caterpillar                          2.3%

 10  International Paper                  2.2%

     Total                               24.2%

See page 7 for more detail.

Performance

Fund average annual total return as of 12/31/00(1, 4, 6) (does not reflect sales charges)

Share Class                 1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                     13.73%          14.96%          15.61%
--------------------------------------------------------------------------------
Class B(1)                  12.94%          14.11%          15.00%
--------------------------------------------------------------------------------
Class B                     12.98%          14.12%          15.01%
--------------------------------------------------------------------------------
Class C                     12.97%          14.14%          15.01%
--------------------------------------------------------------------------------
Class S                     14.16%          15.25%          15.87%
--------------------------------------------------------------------------------

Fund average annual total return as of 12/31/00(4, 5, 6) (at maximum applicable sales charges)

Share Class                 1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                      7.19%          13.61%          14.92%
--------------------------------------------------------------------------------
Class B(1)                   7.94%          13.87%          15.00%
--------------------------------------------------------------------------------
Class B                      7.98%          13.88%          15.01%
--------------------------------------------------------------------------------
Class C                     11.97%          14.14%          15.01%
--------------------------------------------------------------------------------
Class S                     14.16%          15.25%          15.87%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 5 Industries
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

June 30, 2000                           December 31, 2000

Telecommunications  13.5%               Miscellaneous
Miscellaneous                           Financial           11.1%
Financial            8.7%               Telecommunications   9.9%
Integrated                              Banks &
International Oil    7.1%               Savings & Loan       8.8%
Insurance            6.1%               Insurance            6.0%
Banks &                                 Retail               5.9%
Savings & Loan       6.0%

--------------------------------------------------------------------------------

Ticker Symbols

State Street Research Large-Cap Value Fund

Class A: SSAVX Class B(1): SSVPX* Class B: SSBIX Class C: SSDVX Class S: SSVCX
--------------------------------------------------------------------------------

1     Does not reflect sales charge.

2 The Russell 1000 Value Index contains those stocks in the Russell 1000 Index with a less-than-average growth orientation. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

3 The Lipper Large-Cap Value Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

4 Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares.

5 Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

6 Class B(1) performance reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

*     Proposed.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To get a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Large-Cap Value Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Large-Cap Value Fund (formerly State Street Research Argo
Fund) is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Equity Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife. State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital and, secondarily, income. In seeking to achieve its investment objective, the fund invests at least 65% of total assets in large-cap value stocks, which may include common and preferred stocks, convertible securities and warrants. In keeping with its secondary goal, the fund also considers a company's potential for paying dividends.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay an annual service and distribution fee equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest -- The fund accrues interest daily as it is earned.

      o     Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities, plus accrued interest. By reinvesting any cash collateral it receives in theses transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income -- The fund ordinarily declares and pays these quarterly.

      o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it will not make a distribution.

The fund does not intend to pay federal income tax. It has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund-- The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


6  State Street Research Large-Cap Value Fund

Portfolio Holdings  December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

# Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

                                                                       Market
     Issuer                                            Shares          Value
     ---------------------------------------------------------------------------

     Common Stocks  98.0% of net assets

     Automobiles & Transportation 2.3%
     of net assets
     ---------------------------------------------------------------------------

     Automotive Parts 1.4%
     Delphi Automotive Systems Corp.                  151,239         $1,701,438
                                                                  --------------

     Railroads 0.9%
     Burlington Northern Santa Fe Corp.                39,900          1,129,669
                                                                  --------------
     Total Automobiles & Transportation                                2,831,107
                                                                  --------------

     Consumer Discretionary 17.0% of net assets
     ---------------------------------------------------------------------------

     Commercial Services 4.3%
(6)  Cendant Corp.*                                   300,100          2,888,463
       Consumer and Business Services
     Waste Management Inc.                             83,000          2,303,250
                                                                  --------------
                                                                       5,191,713
                                                                  --------------

     Communications, Media & Entertainment 3.8%
     AT&T Liberty Media Corp. Cl. A *                 144,700          1,880,666
     Walt Disney Co.                                   91,500          2,647,781
                                                                  --------------
                                                                       4,528,447
                                                                  --------------

     Printing & Publishing 1.1%
     Gannett Inc.                                      21,300          1,343,231
                                                                  --------------

     Restaurants 1.9%
     McDonald's Corp.                                  66,000          2,244,000
                                                                  --------------

     Retail 5.9%
     Federated Department Stores Inc.*                 74,700          2,614,500
     Gap Inc.                                          87,200          2,223,600
     Staples Inc.*                                    188,500          2,226,656
                                                                  --------------
                                                                       7,064,756
                                                                  --------------
     Total Consumer Discretionary                                     20,372,147
                                                                  --------------

     Consumer Staples 1.6% of net assets
     ---------------------------------------------------------------------------

     Tobacco 1.6%
     Philip Morris Companies, Inc.                     42,900          1,887,600
                                                                  --------------
     Total Consumer Staples                                            1,887,600
                                                                  --------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings December 31, 2000 CONTINUED

                                                                       Market
     Issuer                                            Shares          Value
     ---------------------------------------------------------------------------

     Financial Services 25.9% of net assets
     ---------------------------------------------------------------------------

     Banks & Savings & Loan 8.8%
     First Union Corp.                                 72,500         $2,016,406
     FleetBoston Financial Corp.*                      66,700          2,505,419
     J.P. Morgan & Company Inc.                        15,000          2,482,500
     J.P. Morgan Chase & Co.                           11,100            504,356
(3)  SunTrust Banks Inc.                               48,600          3,061,800
       Financial Services
                                                                  --------------
                                                                      10,570,481
                                                                  --------------

     Insurance 6.0%
     Hartford Financial Services Group, Inc.           23,200          1,638,500
     Saint Paul Companies, Inc.                        43,800          2,378,888
(1)  XL Capital Ltd. Cl. A                             36,300          3,171,712
       Insurance and Financial Services
                                                                  --------------
                                                                       7,189,100
                                                                  --------------

     Miscellaneous Financial 11.1%
(2)  Citigroup, Inc.                                   61,500          3,140,344
       Financial Services
     Federal National Mortgage Association             29,300          2,541,775
     Marsh & McLennan Companies, Inc.                  18,100          2,117,700
     Mellon Financial Corp.                            52,900          2,602,019
(4)  Morgan Stanley Dean Witter & Co.                  37,700          2,987,725
       Financial Services
                                                                  --------------
                                                                      13,389,563
                                                                  --------------
     Total Financial Services                                         31,149,144
                                                                  --------------

     Healthcare 3.9% of net assets
     ---------------------------------------------------------------------------

     Drugs & Biotechnology 3.9%
     Abbott Laboratories Inc.                          33,200          1,608,125
     Pharmacia Corp.                                   29,900          1,823,900
     Schering-Plough Corp.                             22,800          1,293,900
                                                                  --------------
                                                                       4,725,925
                                                                  --------------
     Total Healthcare                                                  4,725,925
                                                                  --------------

     Integrated Oils 7.9% of net assets
     ---------------------------------------------------------------------------

     Integrated Domestic 2.5%
(5)  Unocal Corp.                                      76,500          2,959,594
       Oil and Gas Exploration
                                                                  --------------

     Integrated International 5.4%
     BP Amoco PLC #                                    29,264          1,401,014
(7)  Exxon Mobil Corp.                                 33,100          2,877,631
       Oil and Gas
     Texaco Inc.                                       36,700          2,279,987
                                                                  --------------
                                                                       6,558,632
                                                                  --------------
     Total Integrated Oils                                             9,518,226
                                                                  --------------

     Materials & Processing 9.5% of net assets
     ---------------------------------------------------------------------------

     Chemicals 5.5%
     Dow Chemical Co.                                  54,800          2,007,050
     E.I. Du Pont De Nemours & Co.                     43,100          2,082,269
     Rohm & Haas Co.                                   68,000          2,469,250
                                                                  --------------
                                                                       6,558,569
                                                                  --------------

     Non-Ferrous Metals 1.8%
     Alcoa Inc.                                        66,600          2,231,100
                                                                  --------------

     Paper & Forest Products 2.2%
(10) International Paper Co.                           64,900          2,648,731
       Paper and Forest Products
                                                                  --------------
     Total Materials & Processing                                     11,438,400
                                                                  --------------

     Other 3.9% of net assets
     ---------------------------------------------------------------------------

     Multi-Sector 3.9%
     Honeywell International Inc.*                     21,500          1,017,219
     Minnesota Mining & Manufacturing Co.              14,900          1,795,450
     Vivendi Universal SPA #                           28,000          1,828,750
                                                                  --------------
     Total Other                                                       4,641,419
                                                                  --------------

     Other Energy 4.2% of net assets
     ---------------------------------------------------------------------------

     Oil & Gas Producers 2.1%
     Burlington Resources Inc.                         49,000          2,474,500
                                                                  --------------

     Oil Well Equipment & Services 2.1%
     Halliburton Co.                                   70,200          2,544,750
                                                                  --------------
     Total Other Energy                                                5,019,250
                                                                  --------------

The text and notes are an integral part of the financial statements.


8  State Street Research Large-Cap Value Fund

                                                                    Market
     Issuer                                         Shares          Value
     ------------------------------------------------------------------------

     Producer Durables 2.3% of net assets
     ------------------------------------------------------------------------

     Machinery 2.3%
(9)  Caterpillar Inc.                                58,600        $2,772,513
       Machinery, Engines and Financial Products
                                                                -------------
     Total Producer Durables                                        2,772,513
                                                                -------------

     Technology 6.9% of net assets
     ------------------------------------------------------------------------

     Communications Technology 4.3%
     General Motors Corp. Cl. H*                    110,700         2,546,100
     Motorola Inc.                                  127,700         2,585,925
                                                                -------------
                                                                    5,132,025

     Computer Technology 2.6%
     Electronic Data Systems Corp.                   21,600         1,247,400
     International Business Machines Corp.           22,200         1,887,000
                                                                -------------
                                                                    3,134,400
                                                                -------------
     Total Technology                                               8,266,425
                                                                -------------

     Utilities 12.6% of net assets
     ------------------------------------------------------------------------

     Electrical 2.7%
     Southern Co.                                    34,800         1,157,100
     TXU Corp.                                       46,800         2,073,825
                                                                -------------
                                                                    3,230,925
                                                                -------------

     Telecommunications 9.9%
     AT&T Corp.                                     151,850         2,628,904
     Bellsouth Corp.                                 34,200         1,400,063
     SBC Communications Inc.                         51,300         2,449,575
(8)  Verizon Communications Inc.                     56,300         2,822,037
       Communications Services
     Worldcom Inc.*                                 182,900         2,560,600
                                                                -------------
                                                                   11,861,179
                                                                -------------
     Total Utilities                                               15,092,104
                                                                -------------

     Total Common Stocks                                          117,714,260(a)
                                                                -------------


--------------------------------------------------------------------------------
(a) The fund paid a total of $105,082,297 for these securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings December 31, 2000 CONTINUED

                                                                               Market
Issuer                                                          Shares         Value
---------------------------------------------------------------------------------------
Short-Term Investments  7.3% of net assets

State Street Navigator Securities Lending Prime Portfolio      8,739,200     $8,739,200
                                                                             ----------
Total Short-Term Investments                                                  8,739,200(1)
                                                                             ----------

--------------------------------------------------------------------------------
(1) The fund paid a total of $8,739,200 for these securities.
--------------------------------------------------------------------------------

                                                        Coupon           Maturity           Amount of           Market
Issuer                                                   Rate              Date             Principal           Value
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper  2.2% of net assets

American Express Credit Corp.                            6.45%          1/02/2001            $633,000           633,000
Household Finance Corp.                                  6.50%          1/02/2001           2,043,000         2,043,000
                                                                                                              ---------
Total Commercial Paper                                                                                        2,676,000(2)
                                                                                                              ---------

--------------------------------------------------------------------------------
(2) The fund paid a total of $2,676,000 for these securities.
--------------------------------------------------------------------------------

                                                                            % of
                                                                          Net Assets
------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets

Investments                                                                  107.5%                        $129,129,460(3)
Cash and Other Assets, Less Liabilities                                       (7.5)%                         (9,046,873)
                                                                             -----                         ------------
Net Assets                                                                   100.0%                        $120,082,587
                                                                             =====                         ============

--------------------------------------------------------------------------------
(3)  The fund paid a total of $116,497,497 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Large-Cap Value Fund

--------------------------------------------------------------------------------
Federal Income Tax Information

At December 31, 2000, the net unrealized appreciation of investments based on cost for federal income tax purposes of $117,371,126 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                           $20,653,652

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost over
value                                                               (8,895,318)
                                                                   -----------
                                                                   $11,758,334
                                                                   ===========
--------------------------------------------------------------------------------

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1999 through June 30, 2000, the fund incurred net capital losses of approximately $1,455,000 and it intends to defer and treat such losses as arising in the fiscal year ended June 30, 2001.

            The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities  December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at market value                                   $129,129,460(1)
Cash                                                                    285
Receivable for securities sold                                    3,363,600
Dividends and interest receivable                                   148,940
Receivable from Distributor                                          69,885
Receivable for fund shares sold                                      68,583
                                                               ------------
                                                                132,780,753

Liabilities

Payable for collateral received on securities loaned             $8,739,200
Payable for securities purchased                                  3,423,481
Accrued management fee                                              189,454
Accrued transfer agent and shareholder services                     154,574
Payable for fund shares redeemed                                     36,004
Accrued distribution and service fees                                32,679
Accrued administration fee                                           16,072
Accrued trustees' fees                                                8,820
Other accrued expenses                                               97,882
                                                               ------------
                                                                 12,698,166
                                                               ------------

Net Assets                                                     $120,082,587
                                                               ============

Net Assets consist of:
  Undistributed net investment income                               $35,126
  Unrealized appreciation of investments                         12,631,963
  Accumulated net realized gain                                   2,823,498
  Paid-in capital                                               104,592,000
                                                               ------------
                                                               $120,082,587(2)
                                                               ============

--------------------------------------------------------------------------------
(1) The fund paid a total of $116,497,497 for these securities.
--------------------------------------------------------------------------------
(2)                 Net Asset Value (NAV) of Each Share Class
Except where noted, the NAV is the offering and the redemption price for each class.

          Net Assets   /  Number of Shares   =    NAV

       A    $56,762,563       3,492,560          $16.25*
       B(1)  $9,685,730         617,178          $15.69**
       B    $34,875,147       2,216,487          $15.73**
       C     $1,282,446          81,505          $15.73**
       S    $17,476,701       1,077,834          $16.21

*     Maximum offering price per share $17.24 ($16.25 / .9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12  State Street Research Large-Cap Value Fund

Statement of
Operations     For the six months ended December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                $1,122,876(1)
Interest                                                          100,682(2)
                                                             ------------
                                                                1,223,558

Expenses

Management fee                                                   $374,415(3)
Transfer agent and shareholder services                           289,727(4)
Custodian fee                                                      60,606
Reports to shareholders                                            27,972
Registration fees                                                  26,712
Administration fee                                                 16,072(5)
Audit fee                                                          14,112
Trustees' fees                                                      8,820(6)
Distribution and service fees-Class A                              81,301(7)
Distribution and service fees-Class B(1)                           42,199(7)
Distribution and service fees-Class B                             169,946(7)
Distribution and service fees-Class C                               5,716(7)
Legal fees                                                          7,938
Miscellaneous                                                       5,294
                                                             ------------
                                                                1,130,830
Expenses borne by the Distributor                                (247,904)(8)
Fees paid indirectly                                               (7,738)(9)
                                                             ------------
                                                                  875,188
                                                             ------------
Net investment income                                             348,370
                                                             ------------

Realized and Unrealized Gain
on Investments

Net realized gain on investments                               $8,851,776(10)
Change in unrealized appreciation of investments                6,985,877
                                                             ------------
Net gain on investments                                        15,837,653
                                                             ------------
Net increase in net assets resulting
  from operations                                             $16,186,023
                                                             ============

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $3,996.
--------------------------------------------------------------------------------
(2) Includes $1,188 in income from the lending of portfolio securities. As of the report date, the fund had a total of $8,379,163 of securities out on loan and was holding a total of $8,739,200 in collateral related to those loans.
--------------------------------------------------------------------------------
(3)   The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------
(4) Includes a total of $104,840 paid to the Distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------
(5) Payments made to the investment manager for certain administrative costs incurred in providing accounting services to the fund.
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees fees to affiliated trustees).
--------------------------------------------------------------------------------
(7) Payments made to the Distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------
(8) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------
(9)   Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(10) To earn this, the fund sold $44,974,049 of securities. During this same period, the fund also bought $40,422,683 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                               Six months ended
                                               Year ended      December 31, 2000
                                              June 30, 2000       (unaudited)
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment income                          $1,384,425           $348,370
Net realized gain on investments                  887,647          8,851,776
Change in unrealized appreciation
  (depreciation) of investments               (31,179,928)         6,985,877
                                           ---------------------------------
Net increase (decrease) resulting
  from operations                             (28,907,856)        16,186,023
                                           ---------------------------------
Dividends from net investment
  income:
  Class A                                        (795,050)          (204,123)
  Class B(1)                                      (47,937)            (5,128)
  Class B                                        (237,586)           (13,082)
  Class C                                          (6,630)              (859)
  Class S                                        (508,673)           (90,052)
                                           ---------------------------------
                                               (1,595,876)          (313,244)
                                           ---------------------------------
Distributions from capital gains:
  Class A                                     (13,436,842)        (1,568,097)
  Class B(1)                                     (995,188)          (271,126)
  Class B                                     (10,565,711)        (1,001,069)
  Class C                                        (274,321)           (33,141)
  Class S                                     (10,933,557)          (480,706)
                                           ---------------------------------
                                              (36,205,619)        (3,354,139)
                                           ---------------------------------
Distribution in excess of capital gains:
  Class A                                      (1,096,018)                --
  Class B(1)                                     (109,437)                --
  Class B                                        (767,783)                --
  Class C                                         (18,885)                --
  Class S                                        (623,388)                --
                                           ---------------------------------
                                               (2,615,511)                --
                                           ---------------------------------
Net decrease from fund share
  transactions                                (25,080,576)        (3,644,625)(1)
                                           ---------------------------------
Total increase (decrease)
  in net assets                               (94,405,438)         8,874,015

Net Assets

Beginning of period                           205,614,010        111,208,572
                                           ---------------------------------
End of period (including
  undistributed net investment
  income of $0 and $35,126,
  respectively)                              $111,208,572       $120,082,587
                                           =================================

The text and notes are an integral part of the financial statements.


14  State Street Research Large-Cap Value Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                       Six months ended
                                                       Year ended                      December 31, 2000
                                                     June 30, 2000                        (Unaudited)
                                             ----------------------------------------------------------------
Class A                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                    553,306        $8,793,448           188,295        $2,944,838 *

 Issued upon reinvestment of:
  Dividends from net investment income           56,164           777,397            12,250           192,211
  Distributions from capital gains              847,618        14,028,642            97,220         1,515,645

 Shares redeemed                             (1,495,144)      (22,427,544)         (380,010)       (5,903,259)
                                            -----------------------------------------------------------------
 Net increase (decrease)                        (38,056)       $1,171,943           (82,245)      ($1,250,565)
                                            =================================================================

Class B(1)                                      Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                    391,274        $5,989,098           108,630        $1,649,009 **

 Issued upon reinvestment of:
  Dividends from net investment income            3,157            44,799               324             4,911
  Distributions from capital gains               68,632         1,088,713            17,640           265,480

 Shares redeemed                               (134,897)       (1,901,364)          (42,038)         (630,357) ***
                                            -----------------------------------------------------------------
 Net increase                                   328,166        $5,221,246            84,556        $1,289,043
                                            =================================================================

Class B                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                    174,042        $2,708,339            26,240          $404,211 **

 Issued upon reinvestment of:
  Dividends from net investment income           16,125           229,943               857            13,036
  Distributions from capital gains              690,945        11,040,896            65,524           988,774

 Shares redeemed                             (1,382,490)      (19,799,578)         (240,740)       (3,625,743) ***
                                            -----------------------------------------------------------------
 Net decrease                                  (501,378)      ($5,820,400)         (148,119)      ($2,219,722)
                                            =================================================================

Class C                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                     39,205          $578,727            11,573          $175,708 **

 Issued upon reinvestment of:
  Dividends from net investment income              387             5,516                49               735
  Distributions from capital gains               17,341           277,453             2,015            30,424

 Shares redeemed                                (47,631)         (690,706)          (16,269)         (245,264) ****
                                            -----------------------------------------------------------------
 Net increase (decrease)                          9,302          $170,990            (2,632)         ($38,397)
                                            =================================================================

Class S                                         Shares           Amount             Shares           Amount
=============================================================================================================
 Shares sold                                    689,204       $10,593,756           132,911        $2,072,491

 Issued upon reinvestment of:
  Dividends from net investment income           34,527           508,540             5,751            89,989
  Distributions from capital gains              699,045        11,555,776            30,913           480,706

 Shares redeemed                             (3,230,749)      (48,482,427)         (263,742)       (4,068,170)
                                            -----------------------------------------------------------------
 Net decrease                                (1,807,973)     ($25,824,355)          (94,167)      ($1,424,984)
                                            =================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share.

* Includes $6,058 and $16,447 in sales charges collected by the distributor and MetLife.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $32,410 and $41 for Class B(1) and Class B, were paid by the distributor, not the fund.

*** Includes $8,610 and $24,203 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $45 in deferred sales charges collected by the distributor.

--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                             Class A
                                                             =======================================================================
                                                                             Years ended June 30                   Six months ended
                                                             ----------------------------------------------------  December 31, 2000
                                                             1996 (a)   1997 (a)   1998 (a)   1999 (a)   2000 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      14.28      17.04      19.68      21.68      21.30        14.57
                                                              ------     ------     ------     ------     ------       ------
  Net investment income ($)*                                    0.12       0.09       0.06       0.13       0.18         0.06

  Net realized and unrealized gain (loss) on investments ($)    3.38       4.63       4.74       1.64      (2.75)        2.14
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           3.50       4.72       4.80       1.77      (2.57)        2.20
                                                              ------     ------     ------     ------     ------       ------
  Dividends from net investment income ($)                     (0.11)     (0.09)     (0.06)     (0.09)     (0.20)       (0.06)

  Distributions from capital gains ($)                         (0.63)     (1.99)     (2.74)     (2.06)     (3.70)       (0.46)

  Distribution in excess of capital gains ($)                     --         --         --         --      (0.26)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                       (0.74)     (2.08)     (2.80)     (2.15)     (4.16)       (0.52)
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            17.04      19.68      21.68      21.30      14.57        16.25
                                                              ======     ======     ======     ======     ======       ======
 Total return (%)  (b)                                         25.33      30.91      27.62       9.61     (13.68)       15.21 (d)

 Ratios/Supplemental Data
 ===================================================================================================================================
 Net assets at end of period ($ thousands)                    39,300     55,239     76,151     76,943     52,086       56,763
                                                              ------     ------     ------     ------     ------       ------
 Expense ratio (%)*                                             1.25       1.25       1.25       1.26       1.27         1.31 (e)

 Expense ratio after expense reductions (%)*                    1.25       1.25       1.25       1.25       1.26         1.30 (e)

 Ratio of net investment income to
 average net assets (%)*                                        0.79       0.54       0.29       0.68       1.11         0.82 (e)

 Portfolio turnover rate (%)                                   44.44      88.07      81.53     118.91      80.37        36.11

 *Reflects voluntary reduction of
 expenses per share of these amounts ($)                        0.03       0.03       0.01       0.01       0.04         0.03

                                                                                   Class B(1)
                                                                ==============================================
                                                                   Years ended June 30       Six months ended
                                                                -------------------------    December 31, 2000
                                                                1999 (a) (c)     2000 (a)     (unaudited) (a)
 ============================================================================================================
 Net asset value, beginning of period ($)                           18.66         20.76            14.09
                                                                    -----         -----            -----
  Net investment income ($)*                                         0.02          0.06             0.01

  Net realized and unrealized gain (loss) on investments ($)         2.09         (2.67)            2.06
                                                                    -----         -----            -----
 Total from investment operations ($)                                2.11         (2.61)            2.07
                                                                    -----         -----            -----
  Dividends from net investment income ($)                          (0.01)        (0.10)           (0.01)

  Distributions from capital gains ($)                                 --         (3.70)           (0.46)

  Distribution in excess of capital gains ($)                          --         (0.26)              --
                                                                    -----         -----            -----
 Total distributions ($)                                            (0.01)        (4.06)           (0.47)
                                                                    -----         -----            -----
 Net asset value, end of period ($)                                 20.76         14.09            15.69
                                                                    =====         =====            =====
 Total return (%) (b)                                               11.30 (d)    (14.33)           14.85 (d)

 Ratios/Supplemental Data
 ============================================================================================================

 Net assets at end of period ($ thousands)                          4,244         7,504            9,686

 Expense ratio (%)*                                                  2.01 (e)      2.01             2.01 (e)

 Expense ratio after expense reductions (%)*                         2.00 (e)      2.00             2.00 (e)

 Ratio of net investment income to
 average net assets (%)*                                             0.24 (e)      0.39             0.12 (e)

 Portfolio turnover rate (%)                                       118.91         80.37            36.11

 *Reflects voluntary reduction of
 expenses per share of these amounts ($)                             0.00          0.05             0.03

The text and notes are an integral part of the financial statements.


16  State Street Research Large-Cap Value Fund

                                                                                              Class B
                                                              ======================================================================
                                                                               Years ended June 30                  Six months ended
                                                              ---------------------------------------------------  December 31, 2000
                                                              1996 (a)   1997 (a)   1998 (a)   1999 (a)  2000 (a)    (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                       14.16      16.88      19.42      21.25     20.77           14.12
                                                               ------     ------     ------     ------    ------          ------
  Net investment income (loss) ($)*                              0.01      (0.03)     (0.09)     (0.01)     0.06            0.01

  Net realized and unrealized gain (loss) on investments ($)     3.34       4.56       4.66       1.59     (2.67)           2.07
                                                               ------     ------     ------     ------    ------          ------
 Total from investment operations ($)                            3.35       4.53       4.57       1.58     (2.61)           2.08
                                                               ------     ------     ------     ------    ------          ------
  Dividends from net investment income ($)                         --         --         --         --     (0.08)          (0.01)

  Distributions from capital gains ($)                          (0.63)     (1.99)     (2.74)     (2.06)    (3.70)          (0.46)

  Distribution in excess of capital gains ($)                      --         --         --         --     (0.26)             --
                                                               ------     ------     ------     ------    ------          ------
 Total distributions ($)                                        (0.63)     (1.99)     (2.74)     (2.06)    (4.04)          (0.47)
                                                               ------     ------     ------     ------    ------          ------
 Net asset value, end of period ($)                             16.88      19.42      21.25      20.77     14.12           15.73
                                                               ======     ======     ======     ======    ======          ======
 Total return (%) (b)                                           24.39      29.91      26.67       8.82    (14.31)          14.87 (d)

 Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                     13,129     25,478     52,211     59,527    33,392          34,875

 Expense ratio (%)*                                              2.00       2.00       2.00       2.01      2.01            2.01 (e)

 Expense ratio after expense reductions (%)*                     2.00       2.00       2.00       2.00      2.00            2.00 (e)

 Ratio of net investment income (loss) to
 average net assets (%)*                                         0.05      (0.20)     (0.46)     (0.06)     0.37            0.13 (e)

 Portfolio turnover rate (%)                                    44.44      88.07      81.53     118.91     80.37           36.11

 *Reflects voluntary reduction of
 expenses per share of these amounts ($)                         0.03       0.03       0.01       0.01      0.04            0.03

                                                                                              Class C
                                                              ======================================================================
                                                                               Years ended June 30                  Six months ended
                                                              ---------------------------------------------------  December 31, 2000
                                                              1996 (a)   1997 (a)   1998 (a)   1999 (a)  2000 (a)    (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                       14.15      16.87      19.41      21.26     20.78           14.13
                                                                -----      -----      -----       ----    ------           -----
  Net investment income (loss) ($)*                              0.01      (0.03)     (0.09)     (0.01)     0.06            0.01

  Net realized and unrealized gain (loss) on investments ($)     3.34       4.56       4.68       1.59     (2.66)           2.06
                                                                -----      -----      -----       ----    ------           -----
 Total from investment operations ($)                            3.35       4.53       4.59       1.58     (2.60)           2.07
                                                                -----      -----      -----       ----    ------           -----
  Dividends from net investment income ($)                         --         --         --         --     (0.09)          (0.01)

  Distributions from capital gains ($)                          (0.63)     (1.99)     (2.74)     (2.06)    (3.70)          (0.46)

  Distribution in excess of capital gains ($)                      --         --         --         --     (0.26)             --
                                                                -----      -----      -----       ----    ------           -----
 Total distributions ($)                                        (0.63)     (1.99)     (2.74)     (2.06)    (4.05)          (0.47)
                                                                -----      -----      -----       ----    ------           -----
 Net asset value, end of period ($)                             16.87      19.41      21.26      20.78     14.13           15.73
                                                                =====      =====      =====       ====    ======           =====
 Total return (%) (b)                                           24.40      29.93      26.80       8.81    (14.30)          14.83 (d)

 Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                        931      1,642      1,718      1,555     1,189           1,282

 Expense ratio (%)*                                              2.00       2.00       2.00       2.01      2.01            2.01 (e)

 Expense ratio after expense reductions (%)*                     2.00       2.00       2.00       2.00      2.00            2.00 (e)

 Ratio of net investment income (loss) to
 average net assets (%)*                                         0.04      (0.19)     (0.43)     (0.07)     0.36            0.13 (e)

 Portfolio turnover rate (%)                                    44.44      88.07      81.53     118.91     80.37           36.11

 *Reflects voluntary reduction of
 expenses per share of these amounts ($)                         0.03       0.03       0.01       0.01      0.04            0.03

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to June 30, 1999.

(d)   Not annualized.

(e)   Annualized.

            The text and notes are an integral part of the financial statements.

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

                                                                                              Class S
                                                              ======================================================================
                                                                               Years ended June 30                  Six months ended
                                                              ---------------------------------------------------  December 31, 2000
                                                              1996 (a)   1997 (a)   1998 (a)   1999 (a)  2000 (a)    (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                       14.27      17.03      19.66      21.65     21.26           14.54
                                                              -------     ------   --------    -------   -------       ---------
  Net investment income ($)*                                     0.17       0.13       0.11       0.17      0.22            0.09

  Net realized and unrealized gain (loss) on investments ($)     3.37       4.62       4.73       1.64     (2.74)           2.12
                                                              -------     ------   --------    -------   -------       ---------
 Total from investment operations ($)                            3.54       4.75       4.84       1.81     (2.52)           2.21
                                                              -------     ------   --------    -------   -------       ---------
  Dividends from net investment income ($)                      (0.15)     (0.13)     (0.11)     (0.14)    (0.24)          (0.08)

  Distributions from capital gains ($)                          (0.63)     (1.99)     (2.74)     (2.06)    (3.70)          (0.46)

  Distribution in excess of capital gains ($)                      --         --         --         --     (0.26)             --
                                                              -------     ------   --------    -------   -------       ---------
 Total distributions ($)                                        (0.78)     (2.12)     (2.85)     (2.20)    (4.20)          (0.54)
                                                              -------     ------   --------    -------   -------       ---------
 Net asset value, end of period ($)                             17.03      19.66      21.65      21.26     14.54           16.21
                                                              =======     ======   ========    =======   =======       =========
 Total return (%) (b)                                           25.66      31.19      27.90       9.84    (13.42)          15.41 (d)

 Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                     70,177     83,999    103,046     63,346    17,038          17,477

 Expense ratio (%)*                                              1.00       1.00       1.00       1.01      1.01            1.01 (e)

 Expense ratio after expense reductions (%)*                     1.00       1.00       1.00       1.00      1.00            1.00 (e)

 Ratio of net investment income to
 average net assets (%)*                                         1.06       0.77       0.55       0.89      1.36            1.13 (e)

 Portfolio turnover rate (%)                                    44.44      88.07      81.53     118.91     80.37           36.11

 *Reflects voluntary reduction of
 expenses per share of these amounts ($)                         0.03       0.03       0.01       0.01      0.03            0.03

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to June 30, 1999.

(d)   Not annualized.

(e)   Annualized.

The text and notes are an integral part of the financial statements.


18  State Street Research Large-Cap Value Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

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--------------------------------------------------------------------------------

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account information

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            a day
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For 24-Hour
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[PHONE]  1-87-SSR-FUNDS
         ----------------
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www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
Web site at www.ssrfunds.com

State Street Research
         FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am - 6pm Eastern Time, to learn more.

---------------------------
           [LOGO]
           DALBAR
   HONORS COMMITMENT TO:
         INVESTORS
            2000
---------------------------
 for Excellence in Service

(1)   Formerly State Street Research Growth Fund.

(2)   Formerly State Street Research Argo Fund.

(3)   Formerly State Street Research Alpha Fund.

(4) An investment in the State Street Research Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Large-Cap Value Fund prospectus. When used after March 31, 2001 this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus of any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

       Income                      Growth & Income                           Growth

CONSERVATIVE                                                                          AGGRESSIVE
High Income Fund              Large-Cap Value Fund(2)            Global Resources Fund
Strategic Income Fund         Mid-Cap Value Fund(3)              Emerging Growth Fund
New York Tax-Free Fund        Strategic Growth & Income Fund     Health Sciences Fund
Tax-Exempt Fund               Strategic Income Plus Fund         Mid-Cap Growth Fund
Government Income Fund                                           Aurora Fund
Money Market Fund(4)                                             Concentrated International Fund
                                                                 International Equity Fund
                                                                 Concentrated Growth Fund
                                                                 Large-Cap Growth Fund(1)
                                                                 Galileo Fund
                                                                 Investment Trust
                                                                 Legacy Fund

(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

Control Number:(exp0202)SSR-LD                                      AR-1227-0201

[LOGO] STATE STREET RESEARCH

Mid-Cap Value Fund (formerly Alpha Fund)
--------------------------------------------------------------------------------
                         Semiannual Report to Shareholders
                         December 31, 2000

In this Report   Investment
                 Update

                                    [GRAPHIC]

                         plus

                            The Fund at a Glance

                            Fund Portfolio and Financials

--------------------------------------------------------------------------------

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman
Higher & higher.

For nearly a decade, the U.S. stock market soared. Then along came 2000--a year of heightened volatility, economic uncertainty and disappointing returns. However, if your portfolio was diversified, chances are that parts of it gained ground. Many utility, healthcare and financial stocks soared 30% or more. Long-term U.S. Treasury bonds had one of their strongest years ever.

[PHOTO]
Richard S. Davis

The lesson, of course, is that diversification is still one of the most sensible principles of successful investing. A diversified portfolio can help you weather years of volatility without giving up the potential to reach your long-term investment goals.

Where can you turn to get help with diversification? Talk to your financial professional. He or she can help you choose funds to complement your investment in State Street Research Mid-Cap Value Fund. In a volatile market, professional advice is more important than ever.

Sincerely,


/s/ Richard S. Davis

Richard S. Davis
Chairman
December 31, 2000

[GRAPHIC]
6 Month Review

                            How State Street Research
                          Mid-Cap Value Fund Performed

State Street Research Mid-Cap Value Fund delivered strong returns in a difficult period for stocks. The fund returned 27.46% for the six-month period ended December 31, 2000.(1) That was better than the Russell Midcap Value Index, which returned 20.01% over the same period.(2) The fund also outperformed the Lipper Mid-Cap Value Funds Average, which returned 11.05% for the period.(3)

Reasons for the Fund's Performance

As the fourth quarter progressed, it became apparent that business activity was slowing more rapidly than previously thought. The fund's performance benefited as investors shifted capital to companies exhibiting relative earnings stability, such as those in the electric utility and healthcare sectors. Value stocks outperformed growth stocks, and mid-cap value stocks overall outpaced large-cap value stocks. As price targets were reached in these industries, as well as in energy, we reduced our investments.

Looking Ahead

We expect to see a slowdown in business activity, and as a result, this year's earnings may not compare favorably to earnings reported one year ago. Yet the beneficial effects of lower interest rates should offset this, and we see the potential for moderate positive stock market returns.

Going forward, the fund is focused on consumer discretionary stocks. This diverse group of companies, which includes waste management, casino, lodging, publishing and retail, is statistically inexpensive, generates significant cash flow and should benefit from lower interest rates in the period ahead. The fund has also increased its holdings in the materials and processing sector, an area that could also benefit from lower interest rates.

Class A Shares(1)

    27.46% [UP ARROW]

"We implement our
value-oriented
strategy quarter after
quarter, irrespective
of the economic or
market environment."

[PHOTO]
Peter Zuger
Portfolio Manager,
State Street Research
Mid-Cap Value Fund

Russell Midcap
Value Index(2)

    20.01% [UP ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it's possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Mid-Cap Value Fund

[GRAPHIC] The Fund at a Glance as of 12/31/00

State Street Research Mid-Cap Value Fund invests in mid-cap value stocks.

ACNielsen

This leading market research firm was a successful investment during the period as the company received a takeover bid from VNU NV, a Dutch media concern.

                                   [GRAPHIC]

                                      Hits
                                       &
                                     Misses

                                   [GRAPHIC]

Delphi Automotive Systems

The stock was weak as a result of: 1) year-end tax-loss selling and 2) the potential impact of a slowdown in North American auto manufacturing on earnings in 2001. We still like the company's longer-term prospects, and we added to our investment.

Total Net Assets: $218 million

--------------------------------------------------------------------------------
Top 10 Holdings

      Issuer/Security        % of fund assets

 (1)  ACNielsen                          3.7%

 (2)  Valassis Communications            3.1%

 (3)  Ogden                              3.1%

 (4)  Hollinger International            3.0%

 (5)  Ambac                              3.0%

 (6)  Ace                                2.7%

 (7)  XL Capital                         2.7%

 (8)  Rohm & Haas                        2.7%

 (9)  Ball                               2.5%

(10)  Cendant                            2.3%

      Total                             28.8%

See page 7 for more detail.

Performance

Fund average annual total return as of 12/31/00(1),(4),(6) (does not reflect sales charges)

Share Class                                1 Year         5 Years       10 Years
--------------------------------------------------------------------------------
Class A                                    25.99%          15.51%         15.17%
--------------------------------------------------------------------------------
Class B(1)                                 25.02%          14.63%         14.55%
--------------------------------------------------------------------------------
Class B                                    25.09%          14.66%         14.57%
--------------------------------------------------------------------------------
Class C                                    25.00%          14.65%         14.56%
--------------------------------------------------------------------------------
Class S                                    26.29%          15.79%         15.44%
--------------------------------------------------------------------------------

Fund average annual total return as of 12/31/00(4),(5),(6) (at maximum applicable sales charges)

Share Class                                1 Year         5 Years       10 Years
--------------------------------------------------------------------------------
Class A                                    18.75%          14.15%         14.49%
--------------------------------------------------------------------------------
Class B(1)                                 20.02%          14.40%         14.55%
--------------------------------------------------------------------------------
Class B                                    20.09%          14.43%         14.57%
--------------------------------------------------------------------------------
Class C                                    23.98%          14.65%         14.56%
--------------------------------------------------------------------------------
Class S                                    26.29%          15.79%         15.44%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Top 5 Industries

by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

June 30, 2000                       December 31, 2000

Insurance                  10.8%    Commercial Services                 8.1%
Printing & Publishing       6.3%    Banks & Savings & Loan              7.6%
Oil & Gas Producers         4.8%    Insurance                           7.4%
Advertising Agencies        4.3%    Retail                              5.9%
Electrical                  4.1%    Casinos/Gambling, Hotel/Motel       5.5%

--------------------------------------------------------------------------------

Ticker Symbols

State Street Research Mid-Cap Value Fund

Class A: SSEAX Class B(1): SSAPX* Class B: SSEBX  Class C: SSEDX  Class S: SSICX

--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Russell Midcap Value Index contains only those stocks from the Russell Midcap Index with a less-than-average growth orientation. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Mid-Cap Value Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

(6) Class B(1) performance reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

*     Proposed.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Mid-Cap Value Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Mid-Cap Value Fund (formerly State Street Research Alpha
Fund) is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Equity Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife. State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of total assets in mid-cap value stocks, which may include common and preferred stocks, convertible securities and warrants.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay an annual service and distribution fee equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

      o Other securities -- The fund prices these securities at fair value under procedures established and supervised by the trustees.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest -- The fund accrues interest daily as it is earned.

      o     Cash dividends -- The fund accrues these on the ex-dividend date.

      o Non-cash dividends -- Some dividends come in the form of additional securities, such as those paid by preferred securities. The fund records these at market value when it receives them. If the market value of a security has changed between the time the dividend was declared and the time the fund received the security, the fund records the difference as an adjustment to income.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in theses transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income -- The fund ordinarily declares and pays these quarterly.

      o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it will not make a distribution.

The fund does not intend to pay federal income tax. It has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund -- The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include legal fees and trustee fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


6  State Street Research Mid-Cap Value Fund

Portfolio Holdings  December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.(1)

--------------------------------------------------------------------------------
(1) Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

+ Denotes a Rule 144A restricted security, meaning that it trades only among certain qualified institutional buyers. As of the report date, the fund had 0.00% of net assets in Rule 144A securities.

~ Payments of income may be made in cash or in form of additional securities.

@ Security valued under consistently applied procedures established by the Trustees.

++ Security restricted as to public resale. As of the report date, the fund had 0.74% of net assets in restricted securities.

--------------------------------------------------------------------------------

                                                                        Market
      Issuer                                              Shares        Value
      --------------------------------------------------------------------------

      Common Stocks  96.9% of net assets

      Automobiles & Transportation 5.6%
      of net assets
      --------------------------------------------------------------------------

      Automotive Parts 1.8%
      Delphi Automotive Systems Corp.                     354,900     $3,992,636
                                                                     -----------

      Tires & Rubber 1.7%
      Goodyear Tire & Rubber Co.                          159,800      3,673,802
                                                                     -----------

      Truckers 2.1%
      CNF Transportation Inc.                             136,600      4,618,788
                                                                     -----------
      Total Automobiles & Transportation                              12,285,226
                                                                     -----------

      Consumer Discretionary 30.1% of net assets
      --------------------------------------------------------------------------

      Advertising Agencies 3.1%
(2)   Valassis Communications Inc.*                       214,100      6,757,532
      Newspaper Publishing
                                                                     -----------

      Casinos/Gambling,Hotel/Motel 5.5%
      Harrah's Entertainment Inc.*                        150,300      3,964,162
      Hilton Hotels Corp.                                 432,000      4,536,000
      International Game Technology Inc.*                  71,097      3,412,656
      Motels of America Inc.*+                                500            125
                                                                     -----------
                                                                      11,912,943
                                                                     -----------

      Commercial Services 8.1%
(1)   ACNielsen Corp.*                                    225,100      8,159,875
        Marketing Information Analysis
(10)  Cendant Corp.*                                      527,000      5,072,375
        Consumer and Business Services
      FreedomPay Inc.*@++                                 430,512        132,383
      Republic Services Inc. Cl. A*                       255,900      4,398,281
                                                                     -----------
                                                                      17,762,914
                                                                     -----------
      Communications, Media &
      Entertainment 1.1%
      U.S.A. Networks Inc.*                               126,300      2,454,956
                                                                     -----------

      Household Furnishings 2.2%
      Black & Decker Corp.                                122,500      4,808,125
                                                                     -----------

      Printing & Publishing 3.0%
(4)   Hollinger International, Inc. Cl. A                 417,900      6,634,163
        Newspaper Publishing                                         -----------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings December 31, 2000 CONTINUED

                                                                        Market
      Issuer                                             Shares         Value
      --------------------------------------------------------------------------

      Restaurants 1.2%
      AmeriKing, Inc.*                                    1,000           $1,000
      Darden Restaurants Inc.                           114,000        2,607,750
                                                                     -----------
                                                                       2,608,750
                                                                     -----------

      Retail 5.9%
      Federated Department Stores Inc.*                 129,500        4,532,500
      Staples Inc.*                                     359,200        4,243,050
      TJX Companies, Inc.                               144,500        4,009,875
                                                                     -----------
                                                                      12,785,425
                                                                     -----------
      Total Consumer Discretionary                                    65,724,808
                                                                     -----------

      Consumer Staples 2.1% of net assets
      --------------------------------------------------------------------------

      Tobacco 2.1%
      UST Inc.                                          166,800        4,680,825
                                                                     -----------
      Total Consumer Staples                                           4,680,825
                                                                     -----------

      Financial Services 18.8% of net assets
      --------------------------------------------------------------------------

      Banks & Savings & Loan 7.6%
      Golden West Financial Corp.                        63,600        4,293,000
      Mercantile Bankshares Corp.                        67,600        2,919,475
      North Fork BanCorp. Inc.                          178,100        4,374,581
      SouthTrust Corp.                                  122,900        5,000,494
                                                                     -----------
                                                                      16,587,550
                                                                     -----------

      Insurance 7.4%
(6)   Ace Ltd.                                          138,100        5,860,619
        Insurance
      Saint Paul Companies, Inc.                         83,800        4,551,387
(7)   XL Capital Ltd. Cl. A                              66,800        5,836,650
        Insurance and Financial Services                             -----------
                                                                      16,248,656
                                                                     -----------

      Miscellaneous Financial 3.0%
(5)   AMBAC Financial Group, Inc.                       112,650        6,568,903
        Financial Services                                           -----------

      Securities Brokerage & Services 0.8%
      Lehman Brothers Holdings Inc.                      24,000        1,623,000
                                                                     -----------
      Total Financial Services                                        41,028,109
                                                                     -----------

      Healthcare 3.5% of net assets
      --------------------------------------------------------------------------

      Drugs & Biotechnology 2.7%
      Biogen Inc.*                                       45,300        2,720,831
      ICN Pharmaceuticals Inc.                          101,100        3,102,506
                                                                     -----------
                                                                       5,823,337
                                                                     -----------

      Hospital Supply 0.8%
      Apogent Technologies Inc.*                         89,000        1,824,500
                                                                     -----------
      Total Healthcare                                                 7,647,837
                                                                     -----------

      Integrated Oils 2.3% of net assets
      --------------------------------------------------------------------------

      Integrated Domestic 2.3%
      Unocal Corp.                                      129,400        5,006,163
                                                                     -----------
      Total Integrated Oils                                            5,006,163
                                                                     -----------

      Materials & Processing 13.5% of net assets
      --------------------------------------------------------------------------

      Agriculture 2.1%
      Monsanto Co.                                      167,200        4,524,850
                                                                     -----------

      Building & Construction 0.8%
      York International Corp.                           56,500        1,733,844
                                                                     -----------

      Chemicals 2.7%
(8)   Rohm & Haas Co.                                   160,700        5,835,419
        Plastics and Rubber                                          -----------

      Diversified Manufacturing 2.5%
(9)   Ball Corp.                                        117,200        5,398,525
        Containers                                                   -----------

      Fertilizers 1.1%
      Agrium Inc.                                       168,000        2,457,000
                                                                     -----------

      Paper & Forest Products 0.9%
      Westvaco Corp.                                     71,300        2,081,069
                                                                     -----------

      Steel 3.4%
      Harsco Corp.                                      165,200        4,078,375
      Nucor Corp.                                        83,000        3,294,062
                                                                     -----------
                                                                       7,372,437
                                                                     -----------
      Total Materials & Processing                                    29,403,144
                                                                     -----------

The text and notes are an integral part of the financial statements.


8  State Street Research Mid-Cap Value Fund

                                                                     Market
      Issuer                                            Shares       Value
      -----------------------------------------------------------------------

      Other 5.0% of net assets
      -----------------------------------------------------------------------

      Multi-Sector 5.0%
(3)   Ogden Corp.*                                      436,600   $ 6,712,725
        Support Services to Industry
      SPX Corp.*                                         38,600     4,176,037
                                                                  -----------
      Total Other                                                  10,888,762
                                                                  -----------

      Other Energy 6.5% of net assets
      -----------------------------------------------------------------------

      Oil & Gas Producers 5.2%
      Anadarko Petroleum Corp.                           67,950     4,829,886
      Burlington Resources Inc.                          40,700     2,055,350
      Ocean Energy Inc.                                 250,000     4,343,750
                                                                  -----------
                                                                   11,228,986
                                                                  -----------

      Oil Well Equipment & Services 1.3%
      Baker Hughes Inc.                                  70,000     2,909,375
                                                                  -----------
      Total Other Energy                                           14,138,361
                                                                  -----------

      Producer Durables 3.2% of net assets
      -----------------------------------------------------------------------

      Industrial Products 1.5%
      Parker Hannifin Corp.                              75,700     3,340,263
                                                                  -----------

      Office Furniture & Business Equipment 1.6%
      Pitney Bowes Inc.                                 102,700     3,401,937
                                                                  -----------

      Production Technology Equipment 0.1%
      Phase Metrics Inc. Cl. A*                         108,409       149,995
                                                                  -----------
      Total Producer Durables                                       6,892,195
                                                                  -----------

      Technology 2.1% of net assets
      -----------------------------------------------------------------------

      Communications Technology 0.7%
      NCR Corp.*                                         30,300     1,488,488
                                                                  -----------

      Electronics 0.7%
      Rockwell International Corp.                       32,100     1,528,762
                                                                  -----------

      Electronics:
      Semi-Conductors/Components 0.7%
      Cypress Semiconductor Corp.*                       83,100     1,636,031
                                                                  -----------
      Total Technology                                              4,653,281
                                                                  -----------

      Utilities 4.2% of net assets
      -----------------------------------------------------------------------

      Electrical 4.2%
      Energy East Corp.                                  98,700     1,943,156
      Niagara Mohawk Holdings Inc.*                      98,300     1,640,381
      OGE Energy Corp.                                   75,000     1,832,813
      Pinnacle West Capital Corp.                        80,000     3,810,000
                                                                  -----------
                                                                    9,226,350
                                                                  -----------
      Total Utilities                                               9,226,350
                                                                  -----------

      Total Common Stocks                                         211,575,061(1)
                                                                  -----------

--------------------------------------------------------------------------------
(1)   The fund paid a total of $165,821,451 for these securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings December 31, 2000 CONTINUED

                                                                                               Market
Issuer                                                                           Shares        Value
-------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks & Other 0.6% of net assets

North Atlantic Trading Inc. Sr. Pfd. *~                                           74,918     $1,254,876
Nucentrix Broadband Networks, Inc. Wts. *                                          1,500             15
Pagemart Inc. Wts. *+                                                              3,450          3,451
Primus Telecommunications Group Wts. *                                               500            175
Real Time Data Inc. Series B Pfd. *@++                                             4,498        176,546
Startec Global Communications Corp. Wts. *+                                        1,150            748
                                                                                             ----------
Total Convertible Preferred Stocks & Other                                                    1,435,811(1)
                                                                                             ----------

--------------------------------------------------------------------------------
(1)   The fund paid a total of $4,572,098 for these securities.
--------------------------------------------------------------------------------

                                                     Coupon       Maturity    Amount of
Issuer                                                Rate          Date      Principal
-------------------------------------------------------------------------------------------------------
Non-Convertible Bonds 0.6% of net assets

Econophone Inc. Sr. Note++                            13.50%      7/15/2007   $1,750,000     $  621,250
Startec Global Communications Corp. Sr. Note++        12.00%      5/15/2008    1,150,000        690,000
                                                                                             ----------
Total Non-Convertible Bonds                                                                   1,311,250(2)
                                                                                             ----------

--------------------------------------------------------------------------------
(2)   The fund paid a total of $2,911,588 for these securities.
--------------------------------------------------------------------------------

Commercial Paper 1.9% of net assets

American Express Credit Corp.                          6.30%      1/03/2001    2,000,000      2,000,000
Household Finance Corp.                                6.50%      1/02/2001    2,158,000      2,158,000
                                                                                             ----------
Total Commercial Paper                                                                        4,158,000(3)
                                                                                             ----------

--------------------------------------------------------------------------------
(3)   The fund paid a total of $4,158,000 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Mid-Cap Value Fund

                                                                                              Market
Issuer                                                                           Shares       Value
-------------------------------------------------------------------------------------------------------
Short-Term Investments 4.6% of net assets

State Street Navigator Securities Lending Prime Portfolio                      9,953,827   $  9,953,827
                                                                                           ------------
Total Short-Term Investments                                                                  9,953,827(1)
                                                                                           ------------

--------------------------------------------------------------------------------
(1)   The fund paid a total of $9,953,827 for these securities.
--------------------------------------------------------------------------------

                                                               % of
                                                            Net Assets
-------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets

Investments                                                   104.6%                       $228,433,949(2)
Cash and Other Assets, Less Liabilities                        (4.6)%                       (10,071,949)
                                                              -----                        ------------
Net Assets                                                    100.0%                       $218,362,000
                                                              =====                        ============

--------------------------------------------------------------------------------
(2)   The fund paid a total of $187,416,964 for these securities.
--------------------------------------------------------------------------------

Federal Income Tax Information

At December 31, 2000, the net unrealized appreciation of investments based on cost for federal income tax purposes of $187,591,680 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost                 $ 52,699,208

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                     (11,856,939)
                                                                   ------------
                                                                   $ 40,842,269
                                                                   ============

            The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities  December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at market value                                    $ 228,433,949(1)
Cash                                                                      745
Receivable for securities sold                                      3,862,334
Receivable for fund shares sold                                       764,851
Dividends and interest receivable                                     339,664
Receivable from Distributor                                           133,644
                                                                -------------
                                                                  233,535,187

Liabilities

Payable for collateral received on securities loaned                9,953,827
Payable for securities purchased                                    2,261,053
Payable for fund shares redeemed                                    2,139,705
Accrued transfer agent and shareholder services                       347,228
Accrued management fee                                                213,229
Accrued distribution and service fees                                 201,363
Accrued trustees' fees                                                 16,715
Accrued administration fee                                             16,072
Other accrued expenses                                                 23,995
                                                                -------------
                                                                   15,173,187
                                                                -------------

Net Assets                                                      $ 218,362,000
                                                                =============

Net Assets consist of:
   Undistributed net investment income                          $     267,282
   Unrealized appreciation of investments                          41,016,985
   Unrealized depreciation of foreign currency                           (125)
   Accumulated net realized gain                                    4,448,875
   Paid-in capital                                                172,628,983
                                                                -------------
                                                                $ 218,362,000(2)
                                                                =============

--------------------------------------------------------------------------------
(1)   The fund paid a total of $187,416,964 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

                         Net Assets   /  Number of Shares   =      NAV
       A                $80,865,027         4,904,894            $16.49*
       B(1)             $13,953,210           853,083            $16.36**
       B                $85,907,484         5,229,136            $16.43**
       C                $10,252,731           625,133            $16.40**
       S                $27,383,548         1,661,757            $16.48

*     Maximum offering price per share $17.50 ($16.49 / .9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12  State Street Research Mid-Cap Value Fund

Statement of
Operations    For the six months ended December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                $  1,484,613(1)
Interest                                                            940,689(2)
                                                               ------------
                                                                  2,425,302
Expenses

Management fee                                                      644,221(3)
Transfer agent and shareholder services                             527,938(4)
Custodian fee                                                        81,774
Reports to shareholders                                              50,022
Registration fees                                                    19,026
Trustees' fees                                                       16,715(5)
Administration fee                                                   16,072(6)
Distribution and service fees - Class A                             108,790(7)
Distribution and service fees - Class B(1)                           57,200(7)
Distribution and service fees - Class B                             395,811(7)
Distribution and service fees - Class C                              49,694(7)
Audit fee                                                            15,120
Legal fees                                                           10,458
Miscellaneous                                                         4,283
                                                               ------------
                                                                  1,997,124
Fees paid indirectly                                                (13,228)(8)
Expenses borne by the Distributor                                  (381,293)(9)
                                                               ------------
                                                                  1,602,603
                                                               ------------
Net investment income                                               822,699
                                                               ------------

Realized and Unrealized Gain
(Loss) on Investments

Net realized gain on investments                                  8,758,514(10)
                                                               ------------
Change in unrealized appreciation of investments                 38,573,453
Change in unrealized depreciation of foreign
   currency                                                            (173)
                                                               ------------
   Total change in unrealized appreciation                       38,573,280
                                                               ------------
Net gain on investments and foreign currency                     47,331,794
                                                               ------------

Net increase in net assets resulting
   from operations                                             $ 48,154,493
                                                               ============

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $2,197.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) Includes $20,480 in income from the lending of portfolio securities. As of the report date, the fund had a total of $9,749,185 of securities out on loan and was holding a total of $9,953,827 in collateral related to those loans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3)   The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(4) Includes a total of $227,656 paid to the Distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(5) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees fees to affiliated trustees).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(6) Payments made to the investment manager for certain administrative costs incurred in providing accounting services to the fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(7) Payments made to the Distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(8)   Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(9) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(10) To earn this, the fund sold $128,804,080 of securities. During this same period, the fund also bought $110,964,796 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                            Six months ended
                                              Year ended    December 31, 2000
                                             June 30, 2000     (unaudited)
-----------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment income                        $   3,169,669     $     822,699
Net realized gain on investments
   and foreign currency                         20,150,175         8,758,514
Change in unrealized appreciation
   (depreciation) of investments
   and foreign currency                        (57,629,835)       38,573,280
                                             -------------------------------
Net increase (decrease) resulting
   from operations                             (34,309,991)       48,154,493
                                             -------------------------------
Dividends from net investment income:
   Class A                                      (1,960,622)         (811,732)
   Class B(1)                                     (160,436)          (93,325)
   Class B                                      (1,532,487)         (601,384)
   Class C                                        (241,491)          (71,638)
   Class S                                        (773,992)         (317,519)
                                             -------------------------------
                                                (4,669,028)       (1,895,598)
                                             -------------------------------
Distributions from capital gains:
   Class A                                      (1,380,863)       (3,229,466)
   Class B(1)                                     (154,082)         (512,506)
   Class B                                      (1,670,793)       (3,519,133)
   Class C                                        (278,556)         (443,074)
   Class S                                        (496,967)       (1,115,834)
                                             -------------------------------
                                                (3,981,261)       (8,820,013)
                                             -------------------------------
Net decrease from
   fund share transactions                     (97,038,977)       (7,102,023)(1)
                                             -------------------------------
Total increase (decrease)
   in net assets                              (139,999,257)       30,336,859

Net Assets

Beginning of period                            328,024,398       188,025,141
                                             -------------------------------
End of period (including undistributed
   net investment income of $1,340,181
   and $267,282, respectively)               $ 188,025,141     $ 218,362,000
                                             ===============================

The text and notes are an integral part of the financial statements.


14  State Street Research Mid-Cap Value Fund

--------------------------------------------------------------------------------
(1)   These transactions break down by share class as follows:

                                                                                Six months ended
                                                  Year ended                    December 31, 2000
                                                 June 30, 2000                      (unaudited)
                                           -------------------------------------------------------------

Class A                                      Shares          Amount            Shares           Amount
========================================================================================================
Shares sold                                   990,258     $ 14,093,821          930,239     $ 14,180,410*

Issued upon reinvestment of:
 Dividends from net investment income         101,019        1,380,526           51,221          762,307
 Distributions from capital gains              97,531        1,315,686          206,984        3,080,473

Shares redeemed                            (3,448,120)     (48,141,077)      (1,254,918)     (18,867,959)
                                           -------------------------------------------------------------
Net decrease                               (2,259,312)    ($31,351,044)         (66,474)       ($844,769)
                                           =============================================================

Class B(1)                                   Shares          Amount            Shares           Amount
========================================================================================================
Shares sold                                   469,504     $  6,675,050          153,118     $  2,293,207**

Issued upon reinvestment of:
 Dividends from net investment income           9,444          128,225            6,063           89,539
 Distributions from capital gains              11,251          150,759           33,715          497,907

Shares redeemed                              (225,379)      (3,068,289)         (79,350)      (1,175,032)***
                                           -------------------------------------------------------------
Net increase                                  264,820     $  3,885,745          113,546     $  1,705,621
                                           =============================================================

Class B                                      Shares          Amount            Shares           Amount
========================================================================================================
Shares sold                                   153,443     $  2,186,213           61,081     $    920,093**

Issued upon reinvestment of:
 Dividends from net investment income          84,886        1,155,056           37,797          560,590
 Distributions from capital gains             117,145        1,574,428          223,739        3,316,084

Shares redeemed                            (3,754,101)     (52,024,977)        (690,974)     (10,169,398)***
                                           -------------------------------------------------------------
Net decrease                               (3,398,627)    ($47,109,280)        (368,357)     ($5,372,631)
                                           =============================================================

Class C                                      Shares          Amount            Shares           Amount
========================================================================================================
Shares sold                                   174,470     $  2,500,077           42,092     $    646,302**

Issued upon reinvestment of:
 Dividends from net investment income          13,448          181,382            4,179           61,887
 Distributions from capital gains              18,918          253,876           25,970          384,358

Shares redeemed                              (953,253)     (13,207,597)        (230,337)      (3,374,985)****
                                           -------------------------------------------------------------
Net decrease                                 (746,417)    ($10,272,262)        (158,096)     ($2,282,438)
                                           =============================================================
Class S                                      Shares          Amount            Shares           Amount
========================================================================================================
Shares sold                                   877,016     $ 12,327,614          310,075     $  4,652,842

Issued upon reinvestment of:
 Dividends from net investment income          41,525          566,927           20,684          307,572
 Distributions from capital gains              36,831          496,482           74,916        1,114,595

Shares redeemed                            (1,854,894)     (25,583,159)        (425,385)      (6,382,815)
                                           -------------------------------------------------------------
Net decrease                                 (899,522)    ($12,192,136)         (19,710)       ($307,806)
                                           =============================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share.

* Includes $10,345 and $31,490 in sales charges collected by the distributor and MetLife.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $32,114 $542 and $32 for Class B(1), Class B and Class C, were paid by the distributor, not the fund.

*** Includes $17,756 and $72,565 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $119 in deferred sales charges collected by the distributor.

The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance.

                                                                                             Class A
                                                                ====================================================================
                                                                               Years ended June 30                  Six months ended
                                                                -------------------------------------------------  December 31, 2000
                                                                1996(a)   1997(a)   1998(a)   1999(a)     2000(a)    (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                         11.70     13.85     14.86     16.80       15.80         13.68
                                                                ------     -----     -----     -----       -----         -----
  Net investment income ($)*                                      0.23      0.33      0.33      0.34        0.23          0.09

  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                      2.36      2.90      3.56     (0.43)      (1.80)         3.56
                                                                ------     -----     -----     -----       -----         -----
Total from investment operations ($)                              2.59      3.23      3.89     (0.09)      (1.57)         3.65
                                                                ------     -----     -----     -----       -----         -----
  Dividends from net investment income ($)                       (0.28)    (0.28)    (0.28)    (0.28)      (0.33)        (0.17)

  Distributions from capital gains ($)                           (0.16)    (1.94)    (1.67)    (0.63)      (0.22)        (0.67)
                                                                ------     -----     -----     -----       -----         -----
Total distributions ($)                                          (0.44)    (2.22)    (1.95)    (0.91)      (0.55)        (0.84)
                                                                ------     -----     -----     -----       -----         -----
Net asset value, end of period ($)                               13.85     14.86     16.80     15.80       13.68         16.49
                                                                ======     =====     =====     =====       =====         =====
Total return (%) (b)                                             22.41     27.45     28.15     (0.04)      (9.89)        27.46(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                       44,464    71,087   125,402   114,235      68,019        80,865
Expense ratio (%)*                                                1.25      1.25      1.24      1.22        1.27          1.31(e)
Expense ratio after expense reductions (%)*                       1.25      1.25      1.24      1.21        1.26          1.30(e)
Ratio of net investment income to average net assets (%)*         1.78      2.43      2.06      2.29        1.62          1.15(e)
Portfolio turnover rate (%)                                     111.13     63.33     52.99     56.04       30.83         57.54
*Reflects voluntary reduction of expenses
per share of these amounts ($)                                    0.03      0.02      0.00      0.01        0.03          0.03

                                                                                                           Class B(1)
                                                                                             =======================================
                                                                                             Years ended June 30    Six months ended
                                                                                             --------------------  December 31, 2000
                                                                                             1999(a)(c)   2000(a)    (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                                                       14.94       15.70         13.58
                                                                                               -----       -----         -----
  Net investment income ($)*                                                                    0.11        0.13          0.03

  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                                                    0.75       (1.80)         3.54
                                                                                               -----       -----         -----
Total from investment operations ($)                                                            0.86       (1.67)         3.57
                                                                                               -----       -----         -----
  Dividends from net investment income ($)                                                     (0.10)      (0.23)        (0.12)

  Distributions from capital gains ($)                                                            --       (0.22)        (0.67)
                                                                                               -----       -----         -----
Total distributions ($)                                                                        (0.10)      (0.45)        (0.79)
                                                                                               -----       -----         -----
Net asset value, end of period ($)                                                             15.70       13.58         16.36
                                                                                               =====       =====         =====
Total return (%) (b)                                                                            5.81(d)   (10.59)        27.01(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                                                      7,454      10,043        13,953
Expense ratio (%)*                                                                              1.86(e)     2.01          2.01(e)
Expense ratio after expense reductions (%)*                                                     1.85(e)     2.00          2.00(e)
Ratio of net investment income to average net assets (%)*                                       1.46(e)     0.92          0.46(e)
Portfolio turnover rate (%)                                                                    56.04       30.83         57.54
*Reflects voluntary reduction of expenses per share of these amounts ($)                        0.00        0.03          0.03

The text and notes are an integral part of the financial statements.


16  State Street Research Mid-Cap Value Fund

                                                                                                Class B
                                                                ====================================================================
                                                                              Years ended June 30                   Six months ended
                                                                ------------------------------------------------   December 31, 2000
                                                                1996(a)   1997(a)   1998(a)    1999(a)    2000(a)    (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                         11.68     13.82     14.81      16.74      15.74          13.63
                                                                ------     -----     -----      -----      -----          -----
  Net investment income ($)*                                      0.13      0.22      0.21       0.23       0.12           0.03

  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                      2.36      2.89      3.55      (0.43)     (1.79)          3.56
                                                                ------     -----     -----      -----      -----          -----
Total from investment operations ($)                              2.49      3.11      3.76      (0.20)     (1.67)          3.59
                                                                ------     -----     -----      -----      -----          -----
  Dividends from net investment income ($)                       (0.19)    (0.18)    (0.16)     (0.17)     (0.22)         (0.12)

  Distributions from capital gains ($)                           (0.16)    (1.94)    (1.67)     (0.63)     (0.22)         (0.67)
                                                                ------     -----     -----      -----      -----          -----
Total distributions ($)                                          (0.35)    (2.12)    (1.83)     (0.80)     (0.44)         (0.79)
                                                                ------     -----     -----      -----      -----          -----
Net asset value, end of period ($)                               13.82     14.81     16.74      15.74      13.63          16.43
                                                                ======     =====     =====      =====      =====          =====
Total return (%) (b)                                             21.60     26.45     27.23      (0.80)    (10.59)         27.04(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                       25,543    71,986   174,835    141,559     76,308         85,907
Expense ratio (%)*                                                2.00      2.00      1.99       1.97       2.01           2.01(e)
Expense ratio after expense reductions (%)*                       2.00      2.00      1.99       1.96       2.00           2.00(e)
Ratio of net investment income to average net assets (%)*         1.05      1.65      1.32       1.54       0.87           0.44(e)
Portfolio turnover rate (%)                                     111.13     63.33     52.99      56.04      30.83          57.54
*Reflects voluntary reduction of expenses
per share of these amounts ($)                                    0.03      0.02      0.00       0.01       0.03           0.03

                                                                                                Class C
                                                                ====================================================================
                                                                             Years ended June 30                   Six months ended
                                                                ------------------------------------------------   December 31, 2000
                                                                1996(a)   1997(a)   1998(a)    1999(a)    2000(a)    (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                         11.67     13.82     14.79      16.71      15.71          13.61
                                                                ------     -----     -----      -----      -----          -----
  Net investment income ($)*                                      0.13      0.21      0.21       0.23       0.12           0.03

  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                      2.37      2.90      3.54      (0.43)     (1.79)          3.54
                                                                ------     -----     -----      -----      -----          -----
Total from investment operations ($)                              2.50      3.11      3.75      (0.20)     (1.67)          3.57
                                                                ------     -----     -----      -----      -----          -----
  Dividends from net investment income ($)                       (0.19)    (0.20)    (0.16)     (0.17)     (0.21)         (0.11)

  Distributions from capital gains ($)                           (0.16)    (1.94)    (1.67)     (0.63)     (0.22)         (0.67)
                                                                ------     -----     -----      -----      -----          -----
Total distributions ($)                                          (0.35)    (2.14)    (1.83)     (0.80)     (0.43)         (0.78)
                                                                ------     -----     -----      -----      -----          -----
Net asset value, end of period ($)                               13.82     14.79     16.71      15.71      13.61          16.40
                                                                ======     =====     =====      =====      =====          =====
Total return (%) (b)                                             21.68     26.42     27.23      (0.78)    (10.57)         26.98(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                        1,386     9,592    26,777     24,027     10,661         10,253
Expense ratio (%)*                                                2.00      2.00      1.99       1.97       2.01           2.01(e)
Expense ratio after expense reductions (%)*                       2.00      2.00      1.99       1.96       2.00           2.00(e)
Ratio of net investment income to average net assets (%)*         1.03      1.59      1.32       1.54       0.86           0.43(e)
Portfolio turnover rate (%)                                     111.13     63.33     52.99      56.04      30.83          57.54
*Reflects voluntary reduction of expenses
per share of these amounts ($)                                    0.03      0.01      0.00       0.01       0.03           0.03

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to June 30, 1999.

(d)   Not annualized.

(e)   Annualized.

            The text and notes are an integral part of the financial statements.

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

                                                                                              Class S
                                                               =====================================================================
                                                                              Years ended June 30                  Six months ended
                                                               -----------------------------------------------     December 31, 2000
                                                               1996(a)   1997(a)   1998(a)   1999(a)   2000(a)      (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                        11.70     13.85     14.86     16.80     15.79            13.68
                                                               ------     -----     -----     -----     -----            -----
  Net investment income ($)*                                     0.26      0.36      0.37      0.38      0.27             0.11

  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                     2.36      2.90      3.56     (0.44)    (1.79)            3.55
                                                               ------     -----     -----     -----     -----            -----
Total from investment operations ($)                             2.62      3.26      3.93     (0.06)    (1.52)            3.66
                                                               ------     -----     -----     -----     -----            -----
  Dividends from net investment income ($)                      (0.31)    (0.31)    (0.32)    (0.32)    (0.37)           (0.19)

  Distributions from capital gains ($)                          (0.16)    (1.94)    (1.67)    (0.63)    (0.22)           (0.67)
                                                               ------     -----     -----     -----     -----            -----
Total distributions ($)                                         (0.47)    (2.25)    (1.99)    (0.95)    (0.59)           (0.86)
                                                               ------     -----     -----     -----     -----            -----
Net asset value, end of period ($)                              13.85     14.86     16.80     15.79     13.68            16.48
                                                               ======     =====     =====     =====     =====            =====
Total return (%) (b)                                            22.82     27.75     28.45      0.15     (9.58)           27.58(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                      39,298    59,453    89,345    40,750    22,994           27,384
Expense ratio (%)*                                               1.00      1.00      0.99      0.97      1.01             1.01(e)
Expense ratio after expense reductions (%)*                      1.00      1.00      0.99      0.96      1.00             1.00(e)
Ratio of net investment income to average net assets (%)*        2.03      2.68      2.30      2.56      1.87             1.46(e)
Portfolio turnover rate (%)                                    111.13     63.33     52.99     56.04     30.83            57.54
*Reflects voluntary reduction of
expenses per share of these amounts ($)                          0.03      0.02      0.00      0.01      0.03             0.03

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to June 30, 1999.

(d)   Not annualized.

(e)   Annualized.

The text and notes are an integral part of the financial statements.


18  State Street Research Mid-Cap Value Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

[LOGO] STATE STREET RESEARCH
One Financial Center o Boston, MA 02111

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                                                               U.S. POSTAGE PAID
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                                                                 PERMIT NO. 20
                                                               -----------------
Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

           New accounts, mutual fund purchases, exchanges and account information

[INTERNET] Internet
           www.ssrfunds.com

[COMPUTER] E-mail
           info@ssrfunds.com

[PHONE]    Phone
           1-87-SSR-FUNDS (1-877-773-8637),
           toll-free, 7 days a week, 24 hours a day
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[FAX]      Fax
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           number first from the Service Center
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[MAILBOX]  Mail
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For 24-Hour Automated Access
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           ----------------
           (1-877-773-8637)

           www.ssrfunds.com

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our Web site at www.ssrfunds.com

State Street Research
FYI
--------------------------------------------------------------------------------

Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am - 6pm Eastern Time, to learn more.

---------------------------          -----------
           [LOGO]                      [LOGO]
           DALBAR                     STANDARD
    HONORS COMMITMENT TO:             & POOR'S
          INVESTORS
            1999                     SELECT FUND
---------------------------          -----------
for Excellence in Service

--------------------------------------------------------------------------------
(1)   Formerly State Street Research Growth Fund.
(2)   Formerly State Street Research Argo Fund.
(3)   Formerly State Street Research Alpha Fund.
(4) An investment in the State Street Research Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Mid-Cap Value Fund prospectus. When used after March 31, 2001 this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus of any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

A Select Fund designation is based on a six month moving average of three years of absolute and volatility adjusted performance. Select funds must also demonstrate an appropriate level of management skill and experience, consistency of investment process and depth of organization. Standard & Poor's Select Fund evaluations are not a recommendation to buy, sell or hold. Standard & Poor's does not guarantee the accuracy, adequacy or completeness of this information and is not responsible for any error or omission in or for results obtained from the use of such information. Select Fund evaluations are based on information available to Standard & Poor's and may change at any time. Complete and current details regarding terms for use of this designation can be found at www.standardandpoors.com/onfunds.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

       Income                      Growth & Income                       Growth
CONSERVATIVE                                                                          AGGRESSIVE
------------------------------------------------------------------------------------------------
High Income Fund              Large-Cap Value Fund(2)            Global Resources Fund
Strategic Income Fund         Mid-Cap Value Fund(3)              Emerging Growth Fund
New York Tax-Free Fund        Strategic Growth & Income Fund     Health Sciences Fund
Tax-Exempt Fund               Strategic Income Plus Fund         Mid-Cap Growth Fund
Government Income Fund                                           Aurora Fund
Money Market Fund(4)                                             Concentrated International Fund
                                                                 International Equity Fund
                                                                 Concentrated Growth Fund
                                                                 Large-Cap Value Fund(1)
                                                                 Galileo Fund
                                                                 Investment Trust
                                                                 Legacy Fund

(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

Control Number:(exp0202)SSR-LD                                        AL-1226-01

[LOGO] STATE STREET RESEARCH

                       Global Resources Fund
--------------------------------------------------------------------------------

                                   Semiannual Report to Shareholders
                                   December 31, 2000

In This Report      Investment
                      Update

                                    [GRAPHIC]

                         plus

                            The Fund at a Glance

                            Fund Portfolio and Financials

--------------------------------------------------------------------------------

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

Higher & higher.

For nearly a decade, the U.S. stock market soared. Then along came 2000--a year of heightened volatility, economic uncertainty and disappointing returns. However, if your portfolio was diversified, chances are that parts of it gained ground. Many utility, healthcare and financial stocks soared 30% or more. Long-term U.S. Treasury bonds had one of their strongest years ever.

[PHOTO]
Richard S. Davis

The lesson, of course, is that diversification is still one of the most sensible principles of successful investing. A diversified portfolio can help you weather years of volatility without giving up the potential to reach your long-term investment goals.

Where can you turn to get help with diversification? Talk to your financial professional. He or she can help you choose funds to complement your investment in State Street Research Global Resources Fund. In a volatile market, professional advice is more important than ever.

Sincerely,


/s/ Richard S. Davis

Richard S. "Dick" Davis
Chairman
December 31, 2000

--------------------------------------------------------------------------------
6 Month Review
--------------------------------------------------------------------------------

                            How State Street Research
                         Global Resources Fund Performed

In an environment that was challenging for most segments of the stock market, State Street Research Global Resources Fund gained an outstanding 25.13% for the six-month period ended December 31, 2000.(1) That was significantly higher than the Lipper Natural Resources Funds Average Index, which returned 12.48% over the same period.(2) The fund also outperformed the S&P 500, which returned -8.71% for the period.(3)

Reasons for the Fund's Strong Performance

The fund's continued emphasis on small-cap energy stocks during a period of soaring oil and gas prices accounted for the fund's impressive performance over the past six months. Small-cap energy outperformed large-cap energy because it is more highly leveraged to commodity prices.

The fund's heavy exposure to the natural gas sector was the major factor in the fund's outstanding return. As a result of colder-than-normal weather, natural gas stocks--which represented 75% of the fund's assets--did even better than expected.

Looking Ahead

In the coming months, we expect higher natural gas prices to weaken the economy even further. We believe that higher commodity prices and a tightening supply will continue to fuel the strong environment for both oil and gas. Although this has been an extraordinary period for energy stocks, shareholders should keep in mind that a significant change in the economic environment could be challenging for the types of companies represented in the portfolio. |_|

Class A Shares(1)

25.13% [UP ARROW]

"The fund's heavy exposure to the natural gas sector was the major factor in the fund's outstanding performance."

[PHOTO]
Dan Rice
Portfolio Manager,
State Street Research
Global Resources Fund

S&P 500 Index(2)

-8.71% [DOWN ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Global Resources Fund

[GRAPHIC] The Fund at a Glance as of 12/31/00

State Street Research Global Resources Fund: An aggressive growth fund investing in energy and natural resources companies.

Western Gas Resources

The stock rose along with higher natural gas prices. It was also helped by success in development drilling in Wyoming.

[GRAPHIC]

Hits & Misses

[GRAPHIC]

Baytex Energy

This energy firm's stock lost ground as heavy oil prices weakened in the second half of the year.

Total Net Assets: $179 million
--------------------------------------------------------------------------------
Top 10 Holdings

     Issuer/Security             % of fund assets

 (1) Western Gas Resources                  13.9%

 (2) Ocean Energy                            4.9%

 (3) Plains Resources                        4.7%

 (4) Canadian 88 Energy                      4.4%

 (5) Baytex Energy                           4.3%

 (6) Pure Resources                          4.1%

 (7) Cross Timbers                           4.1%

 (8) Basin Exploration                       3.9%

 (9) UTI Energy                              3.7%

(10) HS Resources                            3.7%

     Total                                  51.7%

See page 7 for more detail.

Performance

Fund average annual total return as of 12/31/00(1, 4, 6, 7)
(does not reflect sales charges)

Share Class                              1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                                  84.14%          14.51%          10.33%
--------------------------------------------------------------------------------
Class B(1)                               82.89%          13.62%           9.74%
--------------------------------------------------------------------------------
Class B                                  82.99%          13.65%           9.76%
--------------------------------------------------------------------------------
Class C                                  82.78%          13.63%           9.73%
--------------------------------------------------------------------------------
Class S                                  84.76%          14.80%          10.59%
--------------------------------------------------------------------------------

Fund average annual total return as of 12/31/00(4, 5, 6. 7)
(at maximum applicable sales charges)

Share Class                              1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                                  73.55%          13.16%           9.68%
--------------------------------------------------------------------------------
Class B(1)                               77.89%          13.38%           9.74%
--------------------------------------------------------------------------------
Class B                                  77.99%          13.41%           9.76%
--------------------------------------------------------------------------------
Class C                                  81.78%          13.63%           9.73%
--------------------------------------------------------------------------------
Class S                                  84.76%          14.80%          10.59%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 5 Industries
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

June 30, 2000                              December 31, 2000

Exploration & Production     68.2%         Exploration & Production     67.0%
Utility                      11.1%         Utility                      13.9%
Contract Drilling             8.8%         Contract Drilling             6.4%
Oil Service                   7.4%         Oil Service                   5.8%
Miscellaneous                 2.4%         Miscellaneous                 3.0%

--------------------------------------------------------------------------------
Ticker Symbols*
State Street Research Global Resources Fund

Class A: SSGRX Class B(1): SSGPX* Class B: SSBGX Class C: SSGDX Class S: SSGCX*

--------------------------------------------------------------------------------
(1)   Does not reflect sales charge.

(2) The Lipper Natural Resources Funds Average Index shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(3) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

(6) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses, without subsidization, performance would have been lower.

(7) Class B(1) performance reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

*     Proposed.

[GRAPHIC] The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

                                                                       [GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks, and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Global Resources Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Global Resources Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Equity Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests primarily in equity securities of domestic and foreign companies in the energy and natural resources industries.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay an annual service and distribution fee equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00%. Class B(1) and Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq. If a security hasn't traded that day, or if it is not quoted on the Nasdaq, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

      o Other securities -- The fund prices these securities at fair value under procedures established and supervised by the trustees.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest -- The fund accrues interest daily as it earns it.

      o     Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities, plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income -- The fund ordinarily declares and pays these annually, if any, and may make an additional distribution if tax regulations make it necessary.

      o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it will not make a distribution.

The fund does not intend to pay federal income tax. It has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund -- The fund pays these directly. Examples include the management fee, transfer agent fee, custodian fee, and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust and each fund pays a proportional share. Examples include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


6  State Street Research Global Resources Fund

Portfolio Holdings December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and then by specific industry.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Key to symbols

*     Denotes a security which has not paid a dividend during the last year.

# Denotes a Global Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.

+ Denotes a Rule 144A restricted security, meaning that it trades only among certain qualified institutional buyers. As of the report date, the fund had 1.18% of net assets in Rule 144A securities.

++ Denotes a security restricted as to public resale. As of the report date, the fund had 0.10% of net assets in restricted securities.
--------------------------------------------------------------------------------

                                                                   Market
     Issuer                                             Shares      Value
     ----------------------------------------------------------------------

     Equity Securities 98.4% of net assets

     Contract Drilling 6.4% of net assets
     ----------------------------------------------------------------------
     Drillers Technology Corp.*++                      200,000     $179,964
     Drillers Technology Corp. Wts.*+                  100,000       13,997
     Patterson Energy, Inc.*                            30,000    1,117,500
     R & B Falcon Corp.*                                65,000    1,490,938
     TMBR / Sharp Drilling Inc.*                       136,800    2,009,250
 (9) UTI Energy Corp.*                                 200,000    6,575,000
       Drilling Services
                                                                 ----------
     Total Contract Drilling                                     11,386,649
                                                                 ----------

     Exploration & Production 67.0% of net assets
     ----------------------------------------------------------------------
     3Tec Energy Corp.*                                300,000    5,325,000
     Atlas Energy Ltd.*                                 20,625       20,621
     Barrett Resources Corp.*                           25,000    1,420,313
 (8) Basin Exploration Inc.*                           270,000    6,885,000
       Oil and Gas Exploration
 (5) Baytex Energy Ltd. Cl. A*                       1,142,748    7,616,797
       Oil and Gas Exploration
     Brigham Exploration Co.*                           34,400      152,650
     Cabot Oil & Gas Corp. Cl. A                       196,500    6,128,344
     Callon Petroleum Co.*                             325,500    5,431,781
 (4) Canadian 88 Energy Corp.*                       2,934,100    7,922,070
       Oil and Gas Exploration
     Clayton Williams Energy Inc.*                     200,330    5,408,910
     Comstock Resources Inc.*                          200,000    2,950,000
 (7) Cross Timbers Oil Co.                             262,500    7,284,375
       Oil and Gas Exploration
     Elk Point Resources Inc. Cl. A*                   490,500    1,307,738
     Gulf Canada Resources Ltd.*                       249,999    1,265,620
     Gulfstream Resources Ltd.                         124,700      100,571
(10) HS Resources, Inc.*                               155,000    6,568,125
       Oil and Gas Exploration
     KCS Energy Inc.*                                  540,000    2,193,750
     Ketch Energy Ltd.*                                 60,000      151,970
     Keywest Energy Corp.*                             740,900      765,444
     Magin Energy Inc.*                                594,300    1,180,440
     Maxx Petroleum Ltd.*                              200,975      628,047
 (2) Ocean Energy Inc.                                 500,000    8,687,500
       Oil and Gas Exploration
     Patina Oil & Gas Corp.                            125,200    3,004,800
     Pease Oil & Gas Co.*                               20,000       13,125
     Pease Oil & Gas Co. Pfd.*                           8,750        4,522
     Pendaries Petroleum Ltd.*                         167,000      709,750
     Pennaco Energy Inc.*                               14,400      282,600
 (3) Plains Resources Inc.*                            400,000    8,450,000
       Oil and Gas Exploration
     Post Energy Corp.*                                400,000    1,999,600
 (6) Pure Resources, Inc.*                             359,898    7,287,934
       Oil and Gas Exploration

            The text and notes are an integral part of the financial statements.

Portfolio Holdings December 31, 2000 CONTINUED

                                                                   Market
     Issuer                                             Shares      Value
     ----------------------------------------------------------------------

     Exploration & Production Cont'd
     ----------------------------------------------------------------------
     Remington Oil Gas Corp.*                          150,000   $1,950,000
     Richland Petroleum Corp.*                         332,900      854,272
     Seven Seas Petroleum Inc.*                        657,600      904,200
     Southwestern Energy Co.*                          359,300    3,727,738
     Tom Brown, Inc.*                                  155,900    5,125,213
     Triton Energy Ltd. Cl. A*                          60,000    1,800,000
     Triumph Energy Corp.*                           1,085,500    1,591,748
     Ultra Petroleum Corp.*                            586,100    1,566,527
     Vermilion Resources Ltd.*+                        200,000    1,066,453
                                                                -----------
     Total Exploration & Production                             119,733,548
                                                                -----------

     Mining 1.5% of net assets
     ----------------------------------------------------------------------
     Manhattan Minerals Corp.*                         150,000      162,967
     Ashanti Goldfields Co. Ltd.*#                     224,600      421,125
     Crystallex International Corp.*                 1,000,000      875,000
     Nevsun Resources Ltd.*                            400,000       45,324
     Romarco Minerals Inc.*                            223,000       44,591
     Romarco Minerals Inc. Wts.*                        77,000          513
     Southwestern Gold Corp.*                          243,300      437,853
     Tombstone Exploration Co. Ltd.*                   200,000       11,331
     Viceroy Resource Corp.*                           183,000       28,664
     Virginia Gold Mines Inc.*                         500,000      226,622
     X-Cal Resources Ltd.*                           1,755,500      444,638
     Zimbabwe Platinum Mines Ltd.*                     150,000       60,920
                                                                -----------
     Total Mining                                                 2,759,548
                                                                -----------

     Miscellaneous 3.0% of net assets
     ----------------------------------------------------------------------
     Mosvold Shipping Ltd.*+                         2,838,792    1,032,540
     OMI Corp.*                                        659,500    4,245,531
                                                                -----------
     Total Miscellaneous                                          5,278,071
                                                                -----------

     Oil Service 5.8% of net assets
     ----------------------------------------------------------------------
     Badger Daylighting Inc.                           375,000      249,950
     Global Industries Inc.*                           175,000    2,395,312
     NewPark Resources Inc.*                           500,000    4,781,250
     NS Group Inc.*                                    150,000    1,417,500
     Pason Systems Inc.                                300,000    1,324,735
     Willbros Group Inc.*                               29,100      185,513
                                                                -----------
     Total Oil Service                                           10,354,260
                                                                -----------

     Refining 0.8% of net assets
     ----------------------------------------------------------------------
     Interoil Corp.*                                   156,500      430,375
     Syntroleum Corp.*                                  57,100      970,700
                                                                -----------
     Total Refining                                               1,401,075
                                                                -----------

     Utility 13.9% of net assets
     ----------------------------------------------------------------------
 (1) Western Gas Resources Inc.                        739,300   24,905,169
       Natural Gas Processing
                                                                -----------
     Total Utilities                                             24,905,169
                                                                -----------

     Total Equity Securities                                    175,818,320(a)
                                                                -----------

--------------------------------------------------------------------------------
(a) The fund paid a total of $137,404,215 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


8  State Street Research Global Resources Fund

                                                                                    Market
Issuer                                                            Shares             Value
---------------------------------------------------------------------------------------------
Short-Term Investments 2.7% of net assets

AIM Liquid Assets Portfolio                                      4,923,730         $4,923,730
                                                                                   ----------
Total Short-Term Investments                                                        4,923,730(1)
                                                                                   ----------

--------------------------------------------------------------------------------
(1) The fund paid a total of $4,923,730 for these securities.
--------------------------------------------------------------------------------

                                                   % of
                                                Net Assets
---------------------------------------------------------------------------------------------
Summary of Portfolio Assets

Investments                                        101.1%                        $180,742,050(2)

Cash and Other Assets, Less Liabilities             (1.1%)                         (2,046,557)
                                                   -----                         ------------
Net Assets                                         100.0%                        $178,695,493
                                                   =====                         ============

--------------------------------------------------------------------------------
(2) The fund paid a total of $142,327,945 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At December 31, 2000, the net unrealized appreciation of investments based on cost for federal income tax purposes of $142,415,462 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                     $71,155,580

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                     (32,828,992)
                                                                    -----------
                                                                    $38,326,588
                                                                    ===========
--------------------------------------------------------------------------------

At June 30, 2000, the fund had a capital loss carryforward of $45,135,755 available, to the extent provided in regulations, to offset future capital gains, if any, of which $6,860,770 and $38,274,985 expire on June 30, 2007 and 2008, respectively.

In order to meet certain excise tax distribution requirements under section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1999 through June 30, 2000, the fund incurred net capital losses of approximately $23,397,000 and intends to defer and treat such losses as arising in the fiscal year ended June 30, 2001.

            The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities  December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at market value                                   $180,742,050(1)
Cash                                                              3,230,374
Receivable for securities sold                                    1,964,356
Receivable for fund shares sold                                   1,306,166
Dividends and interest receivable                                    43,378
Other assets                                                         44,740
                                                               ------------
                                                                187,331,064

Liabilities

Payable for collateral received on securities loaned              4,923,730
Payable for fund shares redeemed                                  2,685,744
Payable for securities purchased                                    411,691
Accrued transfer agent and shareholder services                     232,203
Accrued management fee                                              188,052
Accrued distribution and service fee                                162,595
Accrued administration fee                                           16,072
Accrued trustees' fees                                               11,004
Other accrued expenses                                                4,480
                                                               ------------
                                                                  8,635,571
                                                               ------------

Net Assets                                                     $178,695,493
                                                               ============

Net Assets consist of:
  Unrealized appreciation of investments                        $38,414,105
  Accumulated net realized loss                                 (59,656,618)
  Paid-in capital                                               199,938,006
                                                               ------------
                                                               $178,695,493(2)
                                                               ============

--------------------------------------------------------------------------------
(1)   The fund paid a total of $142,327,945 for these securities.
--------------------------------------------------------------------------------
(2)   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

            Net Assets  /  Number of Shares   =    NAV
       A    $68,832,292       3,275,510          $21.01*
       B(1) $15,570,543         787,409          $19.77**
       B    $52,462,930       2,649,722          $19.80**
       C    $30,317,524       1,535,533          $19.74**
       S    $11,512,204         533,441          $21.58

*     Maximum offering price per share $22.29 ($21.01/.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Global Resources Fund

Statement of
Operations    For the six months ended December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                     $107,356(1)
Interest                                                              31,596(2)
                                                                 -----------
                                                                     138,952

Expenses

Management fee                                                       582,544(3)
Transfer agent and shareholder services                              328,387(4)
Distribution and service fees - Class A                               93,027(5)
Distribution and service fees - Class B(1)                            57,121(5)
Distribution and service fees - Class B                              235,745(5)
Distribution and service fees - Class C                              127,205(5)
Custodian fee                                                         60,984
Reports to shareholders                                               29,988
Registration fees                                                     17,892
Administration fee                                                    16,072(6)
Audit fee                                                             14,112
Trustees' fees                                                        11,004(7)
Legal fees                                                             2,898
Miscellaneous                                                          4,131
                                                                 -----------
                                                                   1,581,110
Fees paid indirectly                                                 (10,363)(8)
                                                                 -----------
                                                                   1,570,747
                                                                 -----------
Net investment loss                                               (1,431,795)
                                                                 -----------

Realized and Unrealized Gain
on Investments

Net realized gain on investments                                   9,270,552(9)
                                                                 -----------
Change in unrealized appreciation of investments                  26,654,705
Change in unrealized appreciation of
  foreign currency                                                     4,090
                                                                 -----------
  Total change in unrealized appreciation                         26,658,795
                                                                 -----------
Net gain on investments                                           35,929,347
Net increase in net assets resulting
  from operations                                                $34,497,552
                                                                 ===========

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $31.
--------------------------------------------------------------------------------
(2) Includes $30,264 in income from the lending of portfolio securities. As of the report date, the fund had a total of $4,808,312 of securities out on loan and was holding a total of $4,923,730 in collateral related to those loans.
--------------------------------------------------------------------------------
(3)   The management fee is 0.75% of fund net assets, annually.
--------------------------------------------------------------------------------
(4) Includes a total of $108,677 paid to the distributor for the services it provided, and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------
(6) Payments made to the investment manager for certain administrative costs incurred in providing accounting services to the fund.
--------------------------------------------------------------------------------
(7) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(8)   Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(9) To earn this, the fund sold $44,821,163 of securities. During this same period, the fund also bought $25,305,022 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                                Six months ended
                                              Year ended       December 31, 2000
                                             June 30, 2000        (unaudited)
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment loss                           ($2,450,021)       ($1,431,795)
Net realized gain (loss) on
  investments                                 (22,887,534)         9,270,552
Net unrealized appreciation of
  investments                                  64,066,342         26,658,795
                                             -------------------------------
Net increase resulting
  from operations                              38,728,787         34,497,552
                                             -------------------------------
Net decrease from fund share
  transactions                                (39,749,208)       (14,826,006)(1)
                                             -------------------------------
Total increase (decrease)
  in net assets                                (1,020,421)        19,671,546

Net Assets

Beginning of period                           160,044,368        159,023,947
                                             -------------------------------
End of period                                $159,023,947       $178,695,493
                                             ===============================

The text and notes are an integral part of the financial statements.


12  State Street Research Global Resources Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                   Six months ended
                                     Year ended                   December 31, 2000
                                    June 30, 2000                    (unaudited)
                             ---------------------------------------------------------------
Class A                        Shares          Amount          Shares          Amount
============================================================================================
 Shares sold                  5,507,375     $75,898,189       2,462,582     $43,931,378*

 Shares redeemed             (6,853,632)    (88,329,954)     (3,366,417)    (58,544,469)
                             ---------------------------------------------------------------
 Net decrease                (1,346,257)   ($12,431,765)       (903,835)   ($14,613,091)
                             ===============================================================

Class B(1)                     Shares          Amount          Shares          Amount
============================================================================================
 Shares sold                    382,807      $4,790,641         384,861      $6,645,156**

 Shares redeemed               (276,884)     (3,348,391)       (140,543)     (2,328,386)***
                             ---------------------------------------------------------------
 Net increase                   105,923      $1,442,250         244,318      $4,316,770
                             ===============================================================

Class B                        Shares          Amount          Shares          Amount
============================================================================================
 Shares sold                    353,834      $4,347,389         136,539      $2,332,786**

 Shares redeemed             (2,205,311)    (25,724,585)       (534,228)     (8,825,945)***
                             ---------------------------------------------------------------
 Net decrease                (1,851,477)   ($21,377,196)       (397,689)    ($6,493,159)
                             ===============================================================

Class C                        Shares          Amount          Shares          Amount
============================================================================================
 Shares sold                    587,132      $7,801,087         580,636      $9,997,910**

 Shares redeemed             (1,327,115)    (16,095,107)       (517,328)     (8,661,554)****
                             ---------------------------------------------------------------
 Net increase (decrease)       (739,983)    ($8,294,020)         63,308      $1,336,356
                             ===============================================================

Class S                        Shares          Amount          Shares          Amount
============================================================================================
 Shares sold                    897,149     $11,629,254         192,172      $3,529,684

 Shares redeemed               (847,083)    (10,717,731)       (158,447)     (2,902,566)
                             ---------------------------------------------------------------
 Net increase                    50,066        $911,523          33,725        $627,118
                             ===============================================================

      The trustees have the authority to issue an unlimited number of shares of beneficial interest, with a $.001 par value per share.

* Includes $24,169 and $19,884 in sales charges collected by the distributor and MetLife.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $31,816, $100 and $415 for Class B(1), Class B and Class C, were paid by the distributor, not the fund.

*** Includes $31,727 and $87,165 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $44,017 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance.

                                                                                          Class A
                                                           ====================================================================

                                                                         Years ended June 30                  Six months ended
                                                           ------------------------------------------------   December 31, 2000
                                                           1996 (a)  1997 (a)  1998 (a)  1999 (a)  2000 (a)    (unaudited) (a)
===============================================================================================================================
Net asset value, beginning of period ($)                    12.16     17.44     22.39     17.35     12.15            16.79
                                                           ------    ------    ------    ------    ------           ------
 Net investment loss ($)*                                   (0.20)    (0.15)    (0.18)    (0.11)    (0.17)           (0.13)

 Net realized and unrealized gain (loss) on investments,
 foreign currency and forward contracts ($)                  5.48      5.86     (2.52)    (4.34)     4.81             4.35
                                                           ------    ------    ------    ------    ------           ------
Total from investment operations ($)                         5.28      5.71     (2.70)    (4.45)     4.64             4.22
                                                           ------    ------    ------    ------    ------           ------
 Distributions from capital gains ($)                          --     (0.76)    (2.34)    (0.75)       --               --
                                                           ------    ------    ------    ------    ------           ------
Total distributions ($)                                        --     (0.76)    (2.34)    (0.75)       --               --
                                                           ------    ------    ------    ------    ------           ------
Net asset value, end of period ($)                          17.44     22.39     17.35     12.15     16.79            21.01
                                                           ======    ======    ======    ======    ======           ======
Total return (%) (b)                                        43.42     32.96    (14.28)   (24.56)    38.19            25.13(d)

Ratios/Supplemental Data
===============================================================================================================================
Net assets at end of period ($ thousands)                  30,943    80,029    82,376    67,155    70,152           68,832

Expense ratio (%)*                                           1.75      1.42      1.46      1.59      1.74             1.68(e)

Expense ratio after expense reductions (%)*                  1.75      1.42      1.46      1.57      1.72             1.66(e)

Ratio of net investment loss to average net assets (%)*     (1.47)    (0.73)    (0.82)    (0.97)    (1.34)           (1.48)(e)

Portfolio turnover rate (%)                                 92.33     51.67     68.69     55.89     47.49            16.23

*Reflects voluntary reduction of expenses
per share of these amounts ($)                               0.05      0.00        --        --        --               --

                                                                          Class B(1)
                                                       ==============================================

                                                         Years ended June 30         Six months ended
                                                       -----------------------      December 31, 2000
                                                       1999 (a) (c)   2000 (a)       (unaudited) (a)
=====================================================================================================
Net asset value, beginning of period ($)                   9.44        11.56             15.85
                                                          -----        -----            ------
 Net investment loss ($)                                  (0.08)       (0.26)            (0.18)

 Net realized and unrealized gain on investments
 and foreign currency ($)                                  2.20         4.55              4.10
                                                          -----        -----            ------
Total from investment operations ($)                       2.12         4.29              3.92
                                                          -----        -----            ------
Net asset value, end of period ($)                        11.56        15.85             19.77
                                                          =====        =====            ======
Total return (%) (b)                                      22.46(d)     37.11             24.73(d)

Ratios/Supplemental Data
=====================================================================================================
Net assets at end of period ($ thousands)                 5,053        8,608            15,571

Expense ratio (%)                                          2.19(e)      2.48              2.38(e)

Expense ratio after expense reductions (%)                 2.17(e)      2.46              2.36(e)

Ratio of net investment loss to average net assets (%)    (1.64)(e)    (2.12)            (2.17)(e)

Portfolio turnover rate (%)                               55.89        47.49             16.23

The text and notes are an integral part of the financial statements.


14  State Street Research Global Resources Fund

                                                                                           Class B
                                                           ====================================================================

                                                                         Years ended June 30                   Six months ended
                                                           ------------------------------------------------   December 31, 2000
                                                           1996 (a)  1997 (a)  1998 (a)  1999 (a)  2000 (a)    (unaudited) (a)
===============================================================================================================================
Net asset value, beginning of period ($)                    12.03     17.12     21.80     16.71     11.58           15.87
                                                           ------    ------    ------    ------    ------          ------
 Net investment loss ($)*                                   (0.30)    (0.30)    (0.33)    (0.19)    (0.26)          (0.18)

 Net realized and unrealized gain (loss) on investments,
 foreign currency and forward contracts ($)                  5.39      5.74     (2.42)    (4.19)     4.55            4.11
                                                           ------    ------    ------    ------    ------          ------
Total from investment operations ($)                         5.09      5.44     (2.75)    (4.38)     4.29            3.93
                                                           ------    ------    ------    ------    ------          ------
 Distributions from capital gains ($)                          --     (0.76)    (2.34)    (0.75)       --              --
                                                           ------    ------    ------    ------    ------          ------
Total distributions ($)                                        --     (0.76)    (2.34)    (0.75)       --              --
                                                           ------    ------    ------    ------    ------          ------
Net asset value, end of period ($)                          17.12     21.80     16.71     11.58     15.87           19.80
                                                           ======    ======    ======    ======    ======          ======
Total return (%) (b)                                        42.31     31.98    (14.94)   (25.10)    37.05           24.76(d)

Ratios/Supplemental Data
===============================================================================================================================
Net assets at end of period ($ thousands)                  12,828    78,701    89,689    56,708    48,352          52,463

Expense ratio (%)*                                           2.50      2.17      2.21      2.34      2.48            2.38(e)

Expense ratio after expense reductions (%)*                  2.50      2.17      2.21      2.32      2.46            2.36(e)

Ratio of net investment loss to average net assets (%)*     (2.20)    (1.47)    (1.57)    (1.73)    (2.10)          (2.19)(e)

Portfolio turnover rate (%)                                 92.33     51.67     68.69     55.89     47.49           16.23

*Reflects voluntary reduction of expenses
per share of these amounts ($)                               0.04      0.00        --        --        --              --

                                                                                         Class C
                                                           ===================================================================

                                                                         Years ended June 30                  Six months ended
                                                           ------------------------------------------------  December 31, 2000
                                                           1996 (a)  1997 (a)  1998 (a)  1999 (a)  2000 (a)   (unaudited) (a)
==============================================================================================================================
Net asset value, beginning of period ($)                    12.02     17.10     21.76     16.67     11.54          15.84
                                                           ------    ------    ------    ------    ------         ------
 Net investment loss ($)*                                   (0.30)    (0.30)    (0.33)    (0.19)    (0.25)         (0.18)

 Net realized and unrealized gain (loss) on investments,
 foreign currency and forward contracts ($)                  5.38      5.72     (2.42)    (4.19)     4.55           4.08
                                                           ------    ------    ------    ------    ------         ------
Total from investment operations ($)                         5.08      5.42     (2.75)    (4.38)     4.30           3.90
                                                           ------    ------    ------    ------    ------         ------
 Distributions from capital gains ($)                          --     (0.76)    (2.34)    (0.75)       --             --
                                                           ------    ------    ------    ------    ------         ------
Total distributions ($)                                        --     (0.76)    (2.34)    (0.75)       --             --
                                                           ------    ------    ------    ------    ------         ------
Net asset value, end of period ($)                          17.10     21.76     16.67     11.54     15.84          19.74
                                                           ======    ======    ======    ======    ======         ======
Total return (%) (b)                                        42.26     31.90    (14.97)   (25.17)    37.26          24.62(d)

Ratios/Supplemental Data
==============================================================================================================================
Net assets at end of period ($ thousands)                   5,154    27,528    37,566    25,538    23,313         30,318

Expense ratio (%)*                                           2.50      2.17      2.21      2.34      2.48           2.38(e)

Expense ratio after expense reductions (%)*                  2.50      2.17      2.21      2.32      2.46           2.36(e)

Ratio of net investment loss to average net assets (%)*     (2.20)    (1.45)    (1.57)    (1.72)    (2.06)         (2.18)(e)

Portfolio turnover rate (%)                                 92.33     51.67     68.69     55.89     47.49          16.23

*Reflects voluntary reduction of expenses
per share of these amounts ($)                               0.05      0.00        --        --        --             --

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced the fund's expenses.

(c)   January 1, 1999 (commencement of share class) to June 30, 1999.

(d)   Not annualized.

(e)   Annualized.

            The text and notes are an integral part of the financial statements.

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

                                                                                          Class S
                                                           ===================================================================
                                                                         Years ended June 30                  Six months ended
                                                           ------------------------------------------------  December 31, 2000
                                                           1996 (a)  1997 (a)  1998 (a)  1999 (a)  2000 (a)   (unaudited) (a)
==============================================================================================================================
Net asset value, beginning of period ($)                    12.27     17.64     22.72     17.67     12.43          17.21
                                                           ------    ------    ------    ------    ------         ------
 Net investment loss ($)*                                   (0.17)    (0.10)    (0.13)    (0.08)    (0.15)         (0.11)

 Net realized and unrealized gain (loss) on investments,
 foreign currency and forward contracts ($)                  5.54      5.94     (2.58)    (4.41)     4.93           4.48
                                                           ------    ------    ------    ------    ------         ------
Total from investment operations ($)                         5.37      5.84     (2.71)    (4.49)     4.78           4.37
                                                           ------    ------    ------    ------    ------         ------
 Distributions from capital gains ($)                          --     (0.76)    (2.34)    (0.75)       --             --
                                                           ------    ------    ------    ------    ------         ------
Total distributions ($)                                        --     (0.76)    (2.34)    (0.75)       --             --
                                                           ------    ------    ------    ------    ------         ------
Net asset value, end of period ($)                          17.64     22.72     17.67     12.43     17.21          21.58
                                                           ======    ======    ======    ======    ======         ======
Total return (%) (b)                                        43.77     33.33    (14.11)   (24.33)    38.46          25.39(d)

Ratios/Supplemental Data
==============================================================================================================================
Net assets at end of period ($ thousands)                   5,632    10,747     5,745     5,590     8,599         11,512

Expense ratio (%)*                                           1.50      1.17      1.21      1.34      1.48           1.38(e)

Expense ratio after expense reductions (%)*                  1.50      1.17      1.21      1.32      1.46           1.36(e)

Ratio of net investment loss to average net assets (%)*     (1.20)    (0.48)    (0.55)    (0.70)    (1.11)         (1.18)(e)

Portfolio turnover rate (%)                                 92.33     51.67     68.69     55.89     47.49          16.23

*Reflects voluntary reduction of expenses
per share of these amounts ($)                               0.05      0.00        --        --        --             --

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced the fund's expenses.

(c)   January 1, 1999 (commencement of share class) to June 30, 1999.

(d)   Not annualized.

(e)   Annualized.

The text and notes are an integral part of the financial statements.


16  State Street Research Global Resources Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

Glossary

      12b-1 fees -- Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

      Average shares method -- The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

      Nasdaq -- The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

      New York Stock Exchange -- The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

      Principal Amount -- With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value".


18  State Street Research Global Resources Fund

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INVESTOR SERVICES
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---------------------------------------
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and services mentioned in OverView,
our shareholder newsletter, visit our
Web site at www.ssrfunds.com

State Street Research
         FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am - 6pm Eastern Time, to learn more.

---------------------------
           [LOGO]
           DALBAR
   HONORS COMMITMENT TO:
         INVESTORS
            2000
---------------------------
 for Excellence in Service

(1)   Formerly State Street Research Growth Fund.

(2)   Formerly State Street Research Argo Fund.

(3)   Formerly State Street Research Alpha Fund.

(4) An investment in the State Street Research Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Global Resources Fund prospectus. When used after March 31, 2001 this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus of any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

       Income                      Growth & Income                           Growth

CONSERVATIVE                                                                          AGGRESSIVE
High Income Fund              Large-Cap Value Fund(2)            Global Resources Fund
Strategic Income Fund         Mid-Cap Value Fund(3)              Emerging Growth Fund
New York Tax-Free Fund        Strategic Growth & Income Fund     Health Sciences Fund
Tax-Exempt Fund               Strategic Income Plus Fund         Mid-Cap Growth Fund
Government Income Fund                                           Aurora Fund
Money Market Fund(4)                                             Concentrated International Fund
                                                                 International Equity Fund
                                                                 Concentrated Growth Fund
                                                                 Large-Cap Growth Fund(1)
                                                                 Galileo Fund
                                                                 Investment Trust
                                                                 Legacy Fund

(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

Control Number:(exp0202)SSR-LD                                      GR-1237-0201

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                  ATHLETES FUND
                                ----------------

                               SEMIANNUAL REPORT

                               December 31, 2000

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the Fund,
                               Economy and Markets

                               FUND INFORMATION
                               Facts and Figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS



                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
                                                                 in
                                                               Service

[Logo] STATE STREET RESEARCH

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY

o U.S. economic growth slowed so dramatically in the second half of 2000 that the Federal Reserve Board shifted its position on interest rates and voiced more concern about recession than inflation.

o The Federal Reserve Board kept short-term interest rates unchanged during the six- month period and indicated its bias for lowering rates in 2000 (which it did after the end of our reporting period).

o Unemployment edged up to 4.0% toward the end of the period. Retail sales, car buying and housing starts all cooled as consumer confidence weakened sharply late in the year.

THE MARKETS

o Equity markets moved up during the summer months, then downward during the second half of 2000. Stocks were volatile, and all key stock market indices ended lower. The Nasdaq sunk into bear market territory during its worst year ever.

o The yield on the bond market's new benchmark, the 10-year intermediate Treasury bond, fell sharply from 6.01% to 5.10%. Bonds were strong during the period. U.S. Treasury, mortgage and municipal bonds were the best performers while high-yield bonds were weak.

THE FUND

OVER THE PAST SIX MONTHS

o For the six months ended December 31, 2000, Class A shares of State Street Research Athletes Fund returned -11.31% (does not reflect sales charge).(2) The fund did far better than the Russell 1000 Growth Index, which returned -25.57% over the same period.(1)

o The fund's investments in financial services, oil service and healthcare stocks helped performance.

o   The fund's large technology holding hurt performance.

CURRENT STRATEGY

o   We maintained our exposure to technology despite market volatility.

o We added to our investments in healthcare as a potential source of steady earnings growth.

December 31, 2000

(1) The Russell 1000 Growth Index contains only those stocks within the complete Russell 1000 Index (a large company index) that show above average growth. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2) -11.61% for Class B(1) shares; -11.59% for Class B shares; -11.60% for Class C shares; -11.08% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(5) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 2000)
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (at maximum applicable sales charge)(3)(4)(5)
-------------------------------------------------------------------------------
                          LIFE OF FUND
                         (since 3/27/98)                    1 YEAR
-------------------------------------------------------------------------------
 Class A                      11.03%                        -16.71%
-------------------------------------------------------------------------------
 Class B(1)                   11.67%                        -16.44%
-------------------------------------------------------------------------------
 Class B                      11.72%                        -16.42%
-------------------------------------------------------------------------------
 Class C                      12.60%                        -13.07%
-------------------------------------------------------------------------------
 Class S                      13.73%                        -11.31%
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)(5)
-------------------------------------------------------------------------------
                            LIFE OF FUND
                          (since 3/27/98)                   1 YEAR
-------------------------------------------------------------------------------
Class A                        13.43%                       -11.63%
-------------------------------------------------------------------------------
Class B(1)                     12.56%                       -12.25%
-------------------------------------------------------------------------------
Class B                        12.60%                       -12.23%
-------------------------------------------------------------------------------
Class C                        12.60%                       -12.24%
-------------------------------------------------------------------------------
Class S                        13.73%                       -11.31%
-------------------------------------------------------------------------------
Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

TOP 10 STOCK POSITIONS
(by percentage of net assets)

1 CITIGROUP Financial services               5.4%
2 PFIZER Pharmaceuticals                     4.6%
3 PHARMACIA Pharmaceuticals                  4.5%
4 GENERAL ELECTRIC Electrical equipment      3.9%
5 ACE Insurance                              3.8%
6 MARSH & MCLENNAN Insurance                 3.8%
7 ANADARKO Oil and gas exploration           3.7%
8 TYCO Manufacturing                         3.5%
9 SAFEWAY Retail                             3.5%
J NOKIA Telecommunications                   3.4%

These securities represent an aggregate of 40.1% of the portfolio. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

DRUGS & BIOTECHNOLOGY                             17.2%
MISCELLANEOUS FINANCIAL                           10.4%
INSURANCE                                          9.6%
COMMUNICATIONS TECHNOLOGY                          7.9%
MULTI-SECTOR                                       7.4%

Total: 52.4%

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
December 31, 2000 (Unaudited)

                                                                  VALUE
                                                    SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 6.9%
COMMUNICATIONS, MEDIA & ENTERTAINMENT 1.8%
Viacom Inc. Cl. B* .............................        7,762   $    362,873
                                                                ------------
CONSUMER PRODUCTS 1.3%
Avon Products Inc. .............................        5,700        272,888
                                                                ------------
RESTAURANTS 1.3%
McDonald's Corp. ...............................        7,600        258,400
                                                                ------------
RETAIL 2.5%
Home Depot Inc. ................................        3,550        162,191
Wal-Mart Stores, Inc. ..........................        6,300        334,687
                                                                ------------
                                                                     496,878
                                                                ------------
Total Consumer Discretionary ...................                   1,391,039
                                                                ------------
CONSUMER STAPLES 8.8%
BEVERAGES 4.1%
Anheuser-Busch Companies, Inc. .................       12,800        582,400
PepsiCo Inc. ...................................        4,900        242,856
                                                                ------------
                                                                     825,256
                                                                ------------
DRUG & GROCERY STORE CHAINS 4.7%
CVS Corp. ......................................        4,350        260,728
Safeway Inc.* ..................................       11,250        703,125
                                                                ------------
                                                                     963,853
                                                                ------------
Total Consumer Staples .........................                   1,789,109
                                                                ------------
FINANCIAL SERVICES 20.0%
INSURANCE 9.6%
Ace Ltd. .......................................       18,000        763,875
American International Group Inc. ..............        4,843        477,338
Saint Paul Companies, Inc. .....................       12,800        695,200
                                                                ------------
                                                                   1,936,413
                                                                ------------
MISCELLANEOUS FINANCIAL 10.4%
Citigroup, Inc. ................................       21,533      1,099,529
Marsh & McLennan Companies, Inc. ...............        6,500        760,500
MBNA Corp. .....................................        6,700        247,481
                                                                ------------
                                                                   2,107,510
                                                                ------------
Total Financial Services .......................                   4,043,923
                                                                ------------
HEALTH CARE 17.1%
DRUGS & BIOTECHNOLOGY 17.1%
Abbott Laboratories Inc. .......................       13,200        639,375
American Home Products Corp. ...................        6,500        413,075
Baxter International Inc. ......................        2,800        247,275
Johnson & Johnson ..............................        3,000        315,187
Pfizer Inc. ....................................       20,075        923,450
Pharmacia Corp. ................................       15,000        915,000
                                                                ------------
                                                                   3,453,362
                                                                ------------
Total Health Care ..............................                   3,453,362
                                                                ------------
INTEGRATED OILS 4.6%
INTEGRATED INTERNATIONAL 4.6%
Exxon Mobil Corp. ..............................        3,300        286,894
Total Fina Elf SA ADR ..........................        8,800        639,650
                                                                ------------
                                                                     926,544
                                                                ------------
Total Integrated Oils ..........................                     926,544
                                                                ------------
OTHER 7.4%
MULTI-SECTOR 7.4%
General Electric Co. ...........................       16,450        788,572
Tyco International Ltd. ........................       12,900        715,950
                                                                ------------
Total Other ....................................                   1,504,522
                                                                ------------
OTHER ENERGY 5.1%
OIL & GAS PRODUCERS 5.1%
Anadarko Petroleum Corp. .......................       10,600        753,448
Burlington Resources Inc. ......................        5,400        272,700
                                                                ------------
                                                                   1,026,148
                                                                ------------
Total Other Energy .............................                   1,026,148
                                                                ------------
PRODUCER DURABLES 3.3%
MISCELLANEOUS EQUIPMENT 2.1%
Danaher Corp. ..................................        6,250        427,344
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT 1.2%
American Tower Corp. Cl. A* ....................        6,600        249,975
                                                                ------------
Total Producer Durables ........................                     677,319
                                                                ------------
TECHNOLOGY 22.9%
COMMUNICATIONS TECHNOLOGY 7.9%
Cisco Systems Inc.* ............................       16,190        619,268
Comverse Technology Inc.* ......................        6,000        651,750
Corning Inc. ...................................        2,900        153,156
Nortel Networks Corp. ..........................        5,300        169,931
                                                                ------------
                                                                   1,594,105
                                                                ------------
COMPUTER SOFTWARE 2.2%
Microsoft Corp.* ...............................       10,350        448,931
                                                                ------------
COMPUTER TECHNOLOGY 4.5%
EMC Corp.* .....................................        9,850        655,025
Sun Microsystems Inc.* .........................        9,200        256,450
                                                                ------------
                                                                     911,475
                                                                ------------
ELECTRONICS 6.3%
Applera Corp. - Applied Biosystems Group .......        3,500        329,219
Nokia Corp. ADR ................................       16,000        696,000
Raytheon Co. Cl. B .............................        8,050        250,053
                                                                ------------
                                                                   1,275,272
                                                                ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 2.0%
Texas Instruments Inc. .........................        8,500        402,688
                                                                ------------
Total Technology ...............................                   4,632,471
                                                                ------------
Total Common Stocks (Cost $14,853,836) .........                  19,444,437
                                                                ------------

SHORT-TERM INVESTMENTS 19.3%
State Street Navigator Securities
  Lending Prime Portfo lio                          3,914,830      3,914,830
                                                                ------------
Total Short-Term Investments (Cost $3,914,830) ..............      3,914,830
                                                                ------------
----------------------------------------------------------------------------
                                PRINCIPAL           MATURITY
                                 AMOUNT               DATE
----------------------------------------------------------------------------
COMMERCIAL PAPER 4.3%
American Express Credit
  Corp., 6.37% ..........       $430,000            1/02/2001        430,000
Household Finance
  Corp., 6.50% ..........        430,000            1/02/2001        430,000
                                                                ------------
Total Commercial Paper (Cost $860,000) ......................        860,000
                                                                ------------
Total Investments (Cost $19,628,666) - 119.7% ...............      24,219,267
Cash and Other Assets, Less Liabilities - (19.7%) ...........      (3,981,573)
                                                                -------------
Net Assets - 100.0% .........................................   $  20,237,694
                                                                =============
Federal Income Tax Information:
At December 31, 2000, the net unrealized appreciation of
  investments based on cost for federal income tax purposes
  of $19,635,380 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost ........   $   4,904,827
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value ........        (320,940)
                                                                -------------
                                                                $   4,583,887
                                                                =============

-----------------------------------------------------------------------------
* Nonincome-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $19,628,666) (Note 1) ................  $24,219,267
Cash .............................................................        9,244
Receivable for fund shares sold ..................................       38,272
Receivable from Distributor (Note 3) .............................       29,195
Dividends and interest receivable ................................       15,358
Deferred organization costs and other assets (Note 1)                    58,174
                                                                    -----------
                                                                     24,369,510
LIABILITIES
Payable for collateral received on securities loaned .............    3,914,830
Accrued transfer agent and shareholder services
  (Note 2) .......................................................      110,903
Accrued management fee (Note 2) ..................................       22,163
Accrued administration fee (Note 2) ..............................       16,072
Accrued trustees' fees (Note 2) ..................................        7,812
Payable for fund shares redeemed .................................        6,435
Accrued distribution and service fees (Note 5) ...................        4,437
Other accrued expenses ...........................................       49,164
                                                                    -----------
                                                                      4,131,816
                                                                    -----------
NET ASSETS                                                          $20,237,694
                                                                    ===========
Net Assets consist of:
  Unrealized appreciation of investments .........................  $ 4,590,601
  Accumulated net realized loss ..................................     (136,225)
  Paid-in capital ................................................   15,783,318
                                                                    -----------
                                                                    $20,237,694
                                                                    ===========
Net Asset Value and redemption price per share of Class A shares
  ($1,499,827 / 158,153 shares) ..................................       $ 9.48
                                                                         ======
Maximum Offering Price per share of Class A shares
  ($9.48 / .9425) ................................................       $10.06
                                                                         ======
Net Asset Value and offering price per share of
  Class B(1) shares ($863,309 / 92,990 shares)* ..................       $ 9.28
                                                                         ======
Net Asset Value and offering price per share of
  Class B shares ($817,410 / 88,020 shares)* .....................       $ 9.29
                                                                         ======
Net Asset Value and offering price per share of
  Class C shares ($711,116 / 76,538 shares)* .....................       $ 9.29
                                                                         ======
Net Asset Value, offering price and redemption price per share
  of Class S  shares ($16,346,032 / 1,711,205 shares) ............       $ 9.55
                                                                         ======
-------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ATHLETES FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended December 31, 2000 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $917 ........................... $    70,098
Interest ..........................................................       8,585
                                                                    -----------
                                                                         78,683
EXPENSES
Transfer agent and shareholder services (Note 2) ..................     121,066
Management fee (Note 2) ...........................................      80,678
Registration fees .................................................      56,400
Custodian fee .....................................................      32,880
Administration fee (Note 2) .......................................      16,072
Amortization of organization costs (Note 1) .......................       9,000
Audit fee .........................................................       8,946
Reports to shareholders ...........................................       8,322
Trustees' fees (Note 2) ...........................................       7,812
Distribution and service fees - Class A (Note 5) ..................       2,346
Distribution and service fees - Class B(1) (Note 5) ...............       4,549
Distribution and service fees - Class B (Note 5) ..................       4,584
Distribution and service fees - Class C (Note 5) ..................       3,977
Miscellaneous .....................................................      15,773
                                                                    -----------
                                                                        372,405
Fees paid indirectly (Note 2) .....................................      (2,008)
Expenses borne by the Distributor (Note 3) ........................    (230,822)
                                                                    -----------
                                                                        139,575
                                                                    -----------
Net investment loss ...............................................     (60,892)
                                                                    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments (Notes 1 and 4) ..................    (129,395)
Change in unrealized depreciation of investments ..................  (2,312,872)
                                                                    -----------
Net loss on investments ...........................................  (2,442,267)
                                                                    -----------
Net decrease in net assets resulting from operations .............. $(2,503,159)
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ATHLETES FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                              YEAR ENDED      DECEMBER 31, 2000
                                             JUNE 30, 2000        (UNAUDITED)
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss ........................ $  (101,528)       $   (60,892)
Net realized gain (loss) on
  investments ..............................   1,312,453           (129,395)
Net unrealized appreciation (depreciation)
  of investments ...........................   2,892,392         (2,312,872)
                                             -----------        -----------
Net increase (decrease) resulting from
  operations ...............................   4,103,317         (2,503,159)
                                             -----------        -----------
Distribution from capital gains:
  Class A ..................................          --            (72,118)
  Class B(1) ...............................          --            (42,632)
  Class B ..................................          --            (43,642)
  Class C ..................................          --            (37,776)
  Class S ..................................          --         (1,055,134)
                                             -----------        -----------
                                                      --         (1,251,302)
                                             -----------        -----------
Net increase (decrease) from fund share
  transactions (Note 6) ....................   4,668,816         (3,560,983)
                                             -----------        -----------
Total increase (decrease) in net assets ....   8,772,133         (7,315,444)
NET ASSETS
Beginning of period ........................  18,781,005         27,553,138
                                             -----------        -----------
End of period .............................. $27,553,138        $20,237,694
                                             ===========        ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ATHLETES FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
NOTE 1
State Street Research Athletes Fund (the "fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four separate funds: State Street Research Athletes Fund, State Street Research Mid-Cap Value Fund, State Street Research Global Resources Fund and State Street Research Large-Cap Value Fund.

The investment objective of the fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of total assets in stocks and convertible securities of large-size companies. The fund is intended primarily for professional athletes and associated persons.

The fund offers five classes of shares. Class A are subject to an initial sales charge of up to 5.75% and pay an annual service and distribution fee equal to 0.30% of average daily net assets. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect, wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the Nasdaq system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

H. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At December 31, 2000, the value of the securities loaned and the value of collateral were $3,738,546 and $3,914,830, respectively. During the six months ended December 31, 2000, income from securities lending amounted to $4,445, and is included in interest income.

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 2000, the fees pursuant to such agreement amounted to $80,678.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the
"Distributor"), an indirect, wholly owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. During the six months ended December 31, 2000, the amount of such expenses was $18,269.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended December 31, 2000 the fund's transfer agent fees were reduced by $2,008 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,812 during the six months ended December 31, 2000.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing accounting services to the fund. The fee was based on a fixed annual amount that has been allocated equally among the State Street Research Funds. During the six months ended December 31, 2000, the amount of such expenses was $16,072.

NOTE 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended December 31, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $230,822.

NOTE 4
For the six months ended December 31, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $10,536,963 and $15,738,885, respectively.

NOTE 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. The fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 2000, fees pursuant to such plans amounted to $2,346, $4,549, $4,584 and $3,977 for Class A, Class B(1), Class B and Class C shares, respectively.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $36 and $48, respectively, on sales of Class A shares of the fund during the six months ended December 31, 2000, and that MetLife Securities, Inc. earned commissions aggregating $1,242 on sales of Class B(1) shares, and the Distributor collected contingent deferred sales charges aggregating $57 and $79 on redemptions of Class B1 and Class B shares, respectively, during the same period.

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 2000, MetLife owned 74,709 Class A shares, 62,757 Class B(1) shares, 74,771 Class B shares, 74,768 Class C shares and 460,596 Class S shares of the Fund.
Share transactions were as follows:

                                                                        SIX MONTHS ENDED
                                              YEAR ENDED               DECEMBER 31, 2000
                                            JUNE 30, 2000                  (UNAUDITED)
                                    --------------------------    --------------------------
CLASS A                                SHARES         AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                              36,420    $   385,601         16,080    $   161,251
Issued upon reinvestment of
  distribution from capital gains          --             --            5,497         61,892
Shares redeemed                        (149,459)    (1,686,038)        (1,963)       (19,943)
                                    -----------    -----------    -----------    -----------
Net increase (decrease)                (113,039)   $(1,300,437)        19,614    $   203,200
                                    ===========    ===========    ===========    ===========

CLASS B(1)                             SHARES         AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                              17,635    $   173,464          7,244    $    70,672
Issued upon reinvestment of
  distribution from capital gains          --             --            3,799         41,978
Shares redeemed                          (4,146)       (46,345)          (481)        (4,884)
                                    -----------    -----------    -----------    -----------
Net increase                             13,489    $   127,119         10,562    $   107,766
                                    ===========    ===========    ===========    ===========

CLASS B                                SHARES         AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                               5,767    $    55,746           --      $      --
Issued upon reinvestment of
  distribution from capital gains          --             --            3,915         43,252
Shares redeemed                          (7,534)       (83,078)          (493)        (5,480)
                                    -----------    -----------    -----------    -----------
Net increase (decrease)                  (1,767)   $   (27,332)         3,422    $    37,772
                                    ===========    ===========    ===========    ===========

CLASS C                                SHARES         AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                                --      $      --               65    $       600
Issued upon reinvestment of
  distribution from capital gains          --             --            3,415         37,776
                                    -----------    -----------    -----------    -----------
Net increase                               --      $      --            3,480    $    38,376
                                    ===========    ===========    ===========    ===========

CLASS S                                SHARES         AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                             748,881    $ 8,031,791         60,730    $   648,138
Issued upon reinvestment of
  distribution from capital gains          --             --           27,384        309,988
Shares redeemed                        (209,021)    (2,162,325)      (456,780)    (4,906,223)
                                    -----------    -----------    -----------    -----------
Net increase (decrease)                 539,860    $ 5,869,466       (368,666)   $(3,948,097)
                                    ===========    ===========    ===========    ===========

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                                    CLASS A
                                            -----------------------------------------------------------------------------------
                                                  MARCH 27, 1998
                                                 (COMMENCEMENT OF              YEARS ENDED JUNE 30            SIX MONTHS ENDED
                                                  OPERATIONS) TO         --------------------------------     DECEMBER 31, 2000
                                                 JUNE 30, 1998(a)          1999(a)                2000(a)       (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)         7.00                   7.36                   9.29                  11.18
                                                 ----                   ----                   ----                   ----
  Net investment income (loss) ($)*              0.00                  (0.03)                 (0.06)                 (0.03)
  Net realized and unrealized gain (loss)
    on investments ($)                           0.36                   1.97                   1.95                  (1.15)
                                                 ----                   ----                   ----                   ----
TOTAL FROM INVESTMENT OPERATIONS ($)             0.36                   1.94                   1.89                  (1.18)
                                                 ----                   ----                   ----                   ----
  Dividend from net investment income ($)          --                  (0.01)                    --                     --
  Distribution from capital gains ($)              --                     --                     --                  (0.52)
                                                 ----                   ----                   ----                   ----
TOTAL DISTRIBUTIONS ($)                            --                  (0.01)                    --                  (0.52)
                                                 ----                   ----                   ----                   ----
NET ASSET VALUE, END OF PERIOD ($)               7.36                   9.29                  11.18                   9.48
                                                 ====                   ====                  =====                   ====
Total return(b) (%)                              5.14(d)               26.32                  20.34                 (11.31)(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)         797                  2,336                  1,549                  1,500
Expense ratio (%)*                               1.25(e)                1.25                   1.28                   1.32(e)
Expense ratio after expense reductions (%)*      1.25(e)                1.25                   1.26                   1.30(e)
Ratio of net investment income (loss) to
  average net assets (%)*                        0.25(e)               (0.41)                 (0.56)                 (0.65)(e)
Portfolio turnover rate (%)                     30.76                 141.92                  89.55                  43.15
*Reflects voluntary reduction of expenses
 per share of these amounts (Note 3) ($)         0.07                   0.06                   0.12                   0.11


                                                                                CLASS B(1)
                                                    ---------------------------------------------------------------------
                                                               YEARS ENDED JUNE 30                      SIX MONTHS ENDED
                                                    -----------------------------------                DECEMBER 31, 2000
                                                       1999(a)(c)                   2000(a)              (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                  8.34                       9.20                      10.99
                                                          ----                       ----                       ----
  Net investment loss ($)*                               (0.05)                     (0.14)                     (0.07)
  Net realized and unrealized gain (loss) on
    investments ($)                                       0.91                       1.93                      (1.12)
                                                          ----                       ----                       ----
TOTAL FROM INVESTMENT OPERATIONS ($)                      0.86                       1.79                      (1.19)
                                                          ----                       ----                       ----
  Distribution from capital gains ($)                       --                         --                      (0.52)
                                                          ----                       ----                       ----
TOTAL DISTRIBUTIONS ($)                                     --                         --                      (0.52)
                                                          ----                       ----                       ----
NET ASSET VALUE, END OF PERIOD ($)                        9.20                      10.99                       9.28
                                                          ====                      =====                       ====
Total return(b) (%)                                      10.31(d)                   19.46                     (11.61)(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                  634                        906                        863
Expense ratio (%)*                                        2.00(e)                    2.02                       2.02(e)
Expense ratio after expense reductions (%)*               2.00(e)                    2.00                       2.00(e)
Ratio of net investment loss to average net
  assets (%)*                                            (1.27)(e)                  (1.30)                     (1.35)(e)
Portfolio turnover rate (%)                             141.92                      89.55                      43.15
*Reflects voluntary reduction of expenses per
 share of these amounts (Note 3) ($)                      0.08                       0.12                       0.11
-------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                                    CLASS B
                                            ---------------------------------------------------------------------------------------
                                                  MARCH 27, 1998
                                                 (COMMENCEMENT OF              YEARS ENDED JUNE 30             SIX MONTHS ENDED
                                                  OPERATIONS) TO         --------------------------------     DECEMBER 31, 2000
                                                 JUNE 30, 1998(a)          1999(a)                2000(a)       (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)         7.00                   7.34                   9.20                  11.00
                                                 ----                   ----                   ----                   ----
  Net investment loss ($)*                      (0.01)                 (0.09)                 (0.13)                 (0.07)
  Net realized and unrealized gain (loss)
    on investments ($)                           0.35                   1.95                   1.93                  (1.12)
                                                 ----                   ----                   ----                   ----
TOTAL FROM INVESTMENT OPERATIONS ($)             0.34                   1.86                   1.80                  (1.19)
                                                 ----                   ----                   ----                   ----
  Distribution from capital gains ($)              --                     --                     --                  (0.52)
                                                 ----                   ----                   ----                   ----
TOTAL DISTRIBUTIONS ($)                            --                     --                     --                  (0.52)
                                                 ----                   ----                   ----                   ----
NET ASSET VALUE, END OF PERIOD ($)               7.34                   9.20                  11.00                   9.29
                                                 ====                   ====                  =====                   ====
Total return(b) (%)                              4.86(d)               25.34                  19.57                 (11.59)(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)         530                    795                    930                    817
Expense ratio (%)*                               2.00(e)                2.00                   2.02                   2.02(e)
Expense ratio after expense reductions (%)*      2.00(e)                2.00                   2.00                   2.00(e)
Ratio of net investment loss to average net
  assets (%)*                                   (0.44)(e)              (1.12)                 (1.30)                 (1.36)(e)
Portfolio turnover rate (%)                     30.76                 141.92                  89.55                  43.15
*Reflects voluntary reduction of expenses
 per share of these amounts (Note 3) ($)         0.07                   0.15                   0.12                   0.11



                                                                                    CLASS C
                                            -----------------------------------------------------------------------------------
                                                  MARCH 27, 1998
                                                 (COMMENCEMENT OF              YEARS ENDED JUNE 30             SIX MONTHS ENDED
                                                  OPERATIONS) TO         --------------------------------     DECEMBER 31, 2000
                                                 JUNE 30, 1998(a)          1999(a)                2000(a)       (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)         7.00                   7.34                   9.21                  11.00
                                                 ----                   ----                   ----                   ----
  Net investment loss ($)*                      (0.01)                 (0.09)                 (0.13)                 (0.07)
  Net realized and unrealized gain (loss)
    on investments ($)                           0.35                   1.96                   1.92                  (1.12)
                                                 ----                   ----                   ----                   ----
TOTAL FROM INVESTMENT OPERATIONS ($)             0.34                   1.87                   1.79                  (1.19)
                                                 ----                   ----                   ----                   ----
  Distribution from capital gains ($)              --                     --                     --                  (0.52)
                                                 ----                   ----                   ----                   ----
TOTAL DISTRIBUTIONS ($)                            --                     --                     --                  (0.52)
                                                 ----                   ----                   ----                   ----
NET ASSET VALUE, END OF PERIOD ($)               7.34                   9.21                  11.00                   9.29
                                                 ====                   ====                  =====                   ====
Total return(b) (%)                              4.86(d)               25.48                  19.44                 (11.60)(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)         525                    673                    804                    711
Expense ratio (%)*                               2.00(e)                2.00                   2.02                   2.02(e)
Expense ratio after expense reductions (%)*      2.00(e)                2.00                   2.00                   2.00(e)
Ratio of net investment loss to average net
  assets (%)*                                   (0.43)(e)              (1.12)                 (1.29)                 (1.36)(e)
Portfolio turnover rate (%)                     30.76                 141.92                  89.55                  43.15
*Reflects voluntary reduction of expenses
 per share of these amounts (Note 3) ($)         0.07                   0.16                   0.12                   0.11
-------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                    CLASS S
                                            ---------------------------------------------------------------------------------------
                                                  MARCH 27, 1998
                                                 (COMMENCEMENT OF              YEARS ENDED JUNE 30             SIX MONTHS ENDED
                                                  OPERATIONS) TO         --------------------------------     DECEMBER 31, 2000
                                                 JUNE 30, 1998(a)          1999(a)                2000(a)       (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)         7.00                   7.36                   9.31                  11.23
                                                 ----                   ----                   ----                   ----
  Net investment income (loss) ($)*              0.01                  (0.01)                 (0.03)                 (0.02)
  Net realized and unrealized gain (loss)
    on investments ($)                           0.35                   1.97                   1.95                  (1.14)
                                                 ----                   ----                   ----                   ----
TOTAL FROM INVESTMENT OPERATIONS ($)             0.36                   1.96                   1.92                  (1.16)
                                                 ----                   ----                   ----                   ----
  Dividend from net investment income ($)          --                  (0.01)                    --                     --
  Distribution from capital gains ($)              --                     --                     --                  (0.52)
                                                 ----                   ----                   ----                   ----
TOTAL DISTRIBUTIONS ($)                            --                  (0.01)                    --                  (0.52)
                                                 ----                   ----                   ----                   ----
NET ASSET VALUE, END OF PERIOD ($)               7.36                   9.31                  11.23                   9.55
                                                 ----                   ----                   ----                   ----
                                                 ----                   ----                   ----                   ----
Total return(b) (%)                              5.14(d)               26.62                  20.62                 (11.08)(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)       8,070                 14,343                 23,364                 16,346
Expense ratio (%)*                               1.00(e)                1.00                   1.02                   1.02(e)
Expense ratio after expense reductions (%)*      1.00(e)                1.00                   1.00                   1.00(e)
Ratio of net investment income (loss) to
  average net assets (%)*                        0.46(e)               (0.14)                 (0.30)                 (0.37)(e)
Portfolio turnover rate (%)                     30.76                 141.92                  89.55                  43.15
*Reflects voluntary reduction of expenses
 per share of these amounts (Note 3) ($)         0.06                   0.13                   0.13                   0.12
-------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EQUITY TRUST
--------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES
STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
ATHLETES FUND                              Chairman of the Board,                 Chairman of the Board, President,
One Financial Center                       President and Chief                    Chief Executive Officer
Boston, MA 02111                           Executive Officer                      and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         F. GARDNER JACKSON, JR.                Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       THOMAS P. MOORE, JR.                   Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PicturTel Corporation
DISTRIBUTOR                                DANIEL J. RICE III
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       JAMES M. WEISS                         for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       PETER A. ZUGER
State Street Research                      Vice President                         DEAN O. MORTON
Service Center                                                                    Former Executive Vice
P.O. Box 8408                              GERARD P. MAUS                         President,  Chief Operating
Boston, MA 02266-8408                      Treasurer                              Officer and Director,
1-87-SSR-FUNDS (1-877-773-8637)                                                   Hewlett-Packard Company
                                           DOUGLAS A. ROMICH
CUSTODIAN                                  Assistant Treasurer                    SUSAN M. PHILLIPS
State Street Bank and                                                             Dean, School of Business
Trust Company                              FRANCIS J. MCNAMARA, III               and Public Management,
225 Franklin Street                        Secretary and General Counsel          George Washington University;
Boston, MA 02110                                                                  former Member of the Board
                                           DARMAN A. WING                         of Governors of the Federal
LEGAL COUNSEL                              Assistant Secretary and                Reserve System and Chairman
Goodwin, Procter & Hoar LLP                Assistant General Counsel              and Commissioner of the
Exchange Place                                                                    Commodity Futures Trading
Boston, MA 02109                           SUSAN E. BREEN                         Commission
                                           Assistant Secretary
                                                                                  TOBY ROSENBLATT
                                           AMY L. SIMMONS                         President, Founders Investments Ltd.
                                           Assistant Secretary                    President, The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

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